[front cover]

February 28, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

California High-Yield Municipal

[american century logo and text logo (reg.sm)]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

The six months ended February 28, 2003, marked another volatile period for the
U.S. economy and financial markets. Annualized U.S. economic growth slowed from
4% in the third quarter of 2002 to just 1.4% in the fourth quarter. To stimulate growth in the face of possible renewed hostilities with Iraq (which began as our
February 28 reports went into production), the Federal Reserve cut its overnight interest rate target to just 1.25% on November 6.

The six months also provided a stock market rollercoaster ride, including a severe September/October selloff, followed by an October/November rally that erased those losses, followed by another slide that continued through February.
Conversely, bonds rallied in September, sold off in October, then mostly rallied through the remaining months of the period.

In the end, bonds prevailed over stocks despite increasing debt issuance (due to low interest rates and expanding federal and state budget deficits). American
Century California High-Yield Municipal posted a positive return, in contrast with losses suffered by many portfolios with equity holdings.

Turning to more important matters, we wish to extend our thoughts and prayers to the brave men and women of the coalition forces who are currently engaged in military action in the Middle East. This includes American Century associates who have been called to serve their country.

While times such as these can foster uncertainty and doubt, the U.S., its financial markets, and economic system have demonstrated remarkable resiliency.
We have faced periods of significant turmoil in the past, and have come through them stronger and more resolute than before.

Therefore, we remain long-term optimists and advise investors to maintain their long-term investment plans, despite the uncertainties of the moment.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

Share Class Information ....................................................   1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Background Information

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than those of Investor Class shares. SALE OF THE A, B, AND C
CLASSES COMMENCED ON JANUARY 31, 2003, AT WHICH TIME THE INVESTOR CLASS BECAME
UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. A
Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00%, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. For example, there is no front-end sales charge for purchases of $1 million or more, but if those shares are redeemed within one year of purchase, they could be subject to a 1.00%
contingent deferred sales charge (CDSC), subject to the exceptions listed in the prospectus. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. B
Class shares are sold at their net asset value without an initial sales charge.
However, shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual
Rule 12b-1 service and distribution fee. B Class shares automatically convert to
A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are sold at their net asset value without an initial sales charge.
However, shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for stock funds and 0.75% for bond funds. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00% for stock funds and 0.75%
for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                         ------
                                                                         1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------
                                                                CALIFORNIA HIGH-YIELD     LEHMAN LONG-TERM
                                                                       MUNICIPAL           MUNICIPAL INDEX
----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/30/86)
----------------------------------------------------------------------------------------------------------------
  6 months(1)                                                            3.15%                 3.65%
----------------------------------------------------------------------------------------------------------------
  1 Year                                                                 7.61%                 8.03%
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------
  3 Years                                                                9.22%                10.46%
----------------------------------------------------------------------------------------------------------------
  5 Years                                                                5.93%                 6.10%
----------------------------------------------------------------------------------------------------------------
  10 Years                                                               6.72%                 6.75%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

                                        CALIFORNIA HIGH-YIELD    CALIFORNIA HIGH-YIELD
                                             MUNICIPAL                MUNICIPAL           LEHMAN LONG-TERM
                                         (NO SALES CHARGES*)     (WITH SALES CHARGES)      MUNICIPAL INDEX
----------------------------------------------------------------------------------------------------------------
A CLASS (INCEPTION 1/31/03)
----------------------------------------------------------------------------------------------------------------
  Life of Class(1)                              1.40%                   -3.16%                 1.53%
----------------------------------------------------------------------------------------------------------------
B CLASS (INCEPTION 1/31/03)
----------------------------------------------------------------------------------------------------------------
  Life of Class(1)                              1.37%                   -3.63%                 1.53%
----------------------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 1/31/03)
----------------------------------------------------------------------------------------------------------------
  Life of Class(1)                              1.40%                    0.65%                 1.53%
----------------------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
 CDSC; B and C Class shares have CDSCs. Please see Share Class Information on page 1 for more about the applicable sales charges for each share class.) The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Returns for periods less than one year are not annualized.

See page 1 for information about share classes.

See pages 23-25 for information about returns, the comparative index, and Lipper fund rankings.

LIPPER RANKINGS AS OF FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------
                                      CALIFORNIA HIGH-YIELD       CALIFORNIA MUNICIPAL DEBT FUNDS(2)
                                            MUNICIPAL          AVERAGE RETURN            FUND'S RANKING
----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/30/86)
----------------------------------------------------------------------------------------------------------------
  6 months(1)                                 3.15%                  2.31%                    -
----------------------------------------------------------------------------------------------------------------
  1 Year                                      7.61%                  5.81%                 4 out of 111
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------
  3 Years                                     9.22%                  7.97%                 7 out of 101
----------------------------------------------------------------------------------------------------------------
  5 Years                                     5.93%                  4.83%                 2 out of 87
----------------------------------------------------------------------------------------------------------------
  10 Years                                    6.72%                  5.64%                 1 out of 45
----------------------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

                                                                    (continued)

------

California High-Yield Municipal - Performance
GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made February 28, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28
---------------------------------------------------------------------------------------------------------------
                         1994    1995     1996     1997     1998    1999     2000     2001     2002    2003
---------------------------------------------------------------------------------------------------------------
California
High-Yield
Municipal                8.04%   0.30%   12.01%    6.97%   10.62%   6.59%   -3.94%   13.40%    6.77%   7.61%
---------------------------------------------------------------------------------------------------------------
Lehman
Long-Term
Municipal Index          6.28%   0.96%   12.56%    6.18%   11.46%   6.40%   -6.23%   16.39%    7.18%   8.03%
---------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for California
High-Yield Municipal. Returns for the Lehman Long-Term Municipal Index are
provided for comparison. California High-Yield Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                         ------
                                                                         3

California High-Yield Municipal - Portfolio Commentary

By Steven Permut, portfolio manager

PERFORMANCE PERSPECTIVE: EXCELLENCE VS. PEERS

During a rollercoaster six months, California High-Yield Municipal (Cal
High-Yield) delivered a solid 3.15% total return.(+) (See page 2 and the yield table at right for other return details.)

Fund performance looked good from two important perspectives. First, it compared well with U.S. stocks and money market instruments. Stocks, as represented by the S&P 500 Index, declined 7.29% during the six months. The money market, as represented by the three-month Treasury bill, returned just 0.77%, according to
Lehman Brothers.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF 2/28/03
--------------------------------------------------------------------------------
Net Assets                                 $368.3 million
--------------------------------------------------------------------------------
                                   2/28/03               8/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                          21.5 years           22.7 years
--------------------------------------------------------------------------------
Average Duration                   7.4 years            7.7 years
--------------------------------------------------------------------------------
Expense Ratio
(for Investor Class)                  0.54%*                0.54%
--------------------------------------------------------------------------------

* Annualized.

For the six months, Cal High-Yield also compared well with its peer group -- 118
California municipal debt funds tracked by Lipper Inc. -- for both total return and yield. The average peer group return was 2.31% compared with 3.15% for the fund and the average 30-day SEC yield on 2/28/03 was 3.48%, compared with 4.69%
for the fund. For total return, Cal High-Yield ranked in the top 5% of its
Lipper group for the year ended 2/28/03 and was #1 out of 45 funds for the
10-year period.

YIELDS AS OF FEBRUARY 28, 2003
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class*                                   4.69%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
--------------------------------------------------------------------------------
33.79% Tax Bracket                                7.08%
--------------------------------------------------------------------------------
36.51% Tax Bracket                                7.39%
-------------------------------------------------------------------------------
41.05% Tax Bracket                                7.96%
-------------------------------------------------------------------------------
44.31% Tax Bracket                                8.42%
-------------------------------------------------------------------------------

*Not available for A, B, and C Classes since they commenced operations 1/31/03.

Tax-equivalent yields are for combined state and federal income tax brackets.

As with most other bond funds, Cal High-Yield's 30-day SEC yield fell during the six months (from 4.78% to 4.69%) as demand for the relative safety of fixed-income investments increased and market interest rates declined. The falling yield also reflected our decision not to chase higher yields and increase the portfolio's risk exposure.

FAVORABLE VS. UNFAVORABLE MARKET FACTORS

The positive returns for most California municipal bonds (Cal munis) during the six months indicate that more (or stronger) factors favored them than

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
AAA                                         35%                   35%
-------------------------------------------------------------------------------
AA                                           1%                    3%
-------------------------------------------------------------------------------
A                                            2%                    2%
-------------------------------------------------------------------------------
BBB                                          6%                    4%
-------------------------------------------------------------------------------
BB                                           1%                    1%
-------------------------------------------------------------------------------
Unrated                                     55%                   55%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 24 for more information.

(+)All fund returns referenced in this commentary are for Investor Class shares.
Investment terms are defined in the Glossary.
(continued)

------

California High-Yield Municipal - Portfolio Commentary

opposed them. Favorable factors included: 1) declining U.S. economic growth as tensions with Iraq increased, 2) renewed demand for bonds as the stock market lost momentum, and 3) higher demand as investors recognized that munis looked relatively inexpensive compared with Treasury securities.

But Cal munis underperformed the broad muni market (the Lehman Long-Term
Municipal Index returned 3.65%) and taxable U.S. government debt (the 10-year
Treasury note returned 5.79%). Factors that opposed Cal munis included: 1)
fourth quarter news that California faces an estimated $35 billion budget deficit over the next year and a half, 2) the resulting downgrade in
California's general obligation debt by Standard & Poor's from A+ to A (which is still a solid investment-grade rating), and 3) heavy bond issuance and refinancing, which boosted supply.

HOW WE OUTPERFORMED THE PEER GROUP AVERAGE

We simply stayed with our strengths -- careful credit research and bond selection. Our time-tested review processes and investment discipline helped us avoid trouble.

Other high-yield municipal investors weren't as fortunate. With interest rates at such low levels, the temptation was great to "reach for yield." But the high-yield municipal bond market has been like a minefield -- investors have had to step carefully. Those who didn't experienced bond downgrades and defaults.

WHAT WE HELD & AVOIDED

Municipal securities issued for public works by corporations -- particularly in the airline sector -- were hard hit by bankruptcies. And the health care sector continued to struggle with competition and reimbursement issues.

We avoided problems suffered by other investors because we had no airline exposure and only limited health care holdings. We also achieved price appreciation on our high-yield bonds that others didn't enjoy. The bond market recognized credit quality improvements in our holdings.

Shareholders also benefited from the portfolio's relatively neutral duration
(sensitivity to interest rate changes) compared with its peer group. Portfolios with longer durations suffered more price volatility than Cal High-Yield did.

OUTLOOK

We think a stronger economy and higher interest rates/bond price depreciation are bigger long-term risks to Cal High-Yield than credit issues. In that environment, the portfolio's high yields should help cushion some of the fall, and continue to give investors high levels of tax-free income.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 2/28/03
-------------------------------------------------------------------------------
Land Based                                                        36%
-------------------------------------------------------------------------------
GO                                                                11%
-------------------------------------------------------------------------------
COPs/Leases                                                        7%
-------------------------------------------------------------------------------
Insured                                                            6%
-------------------------------------------------------------------------------
Electric Revenue                                                   6%
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 8/31/02
-------------------------------------------------------------------------------
Land Based                                                        34%
-------------------------------------------------------------------------------
GO                                                                11%
-------------------------------------------------------------------------------
COPs/Leases                                                        7%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            7%
-------------------------------------------------------------------------------
Prerefunded                                                        6%
-------------------------------------------------------------------------------

                                                                         ------
                                                                         5

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 97.4%

CALIFORNIA -- 96.5%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%,
                   8/1/21 (FGIC)(1)                              $      397,240
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facility
                   District No. 1), 7.00%, 8/1/19                     2,172,340
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing Auth.
                   Rev., Series 1997 A, 6.00%,
                   9/1/24 (FSA)                                       1,416,216
--------------------------------------------------------------------------------
          975,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15 (Acquired
                   8/13/99, Cost $958,942)(2)                           983,141
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28 (Acquired
                   8/13/99, Cost $2,878,260)(2)                       2,849,190
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               472,966
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               453,413
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               347,740
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School
                   District GO, Series 1996 A,
                   5.95%, 8/1/17 (AMBAC)(1)                             507,690
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School
                   District GO, Series 1996 A,
                   5.95%, 8/1/18 (AMBAC)(1)                             960,060
--------------------------------------------------------------------------------
        3,700,000  Cabrillo Unified School
                   District GO, Series 1996 A,
                   6.00%, 8/1/21 (AMBAC)(1)                           1,469,529
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%,
                   8/1/23 (FSA)(1)                                      630,404
--------------------------------------------------------------------------------
        1,880,000  Calaveras Unified School
                   District GO, 5.90%,
                   8/1/24 (FSA)(1)                                      611,038
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%,
                   8/1/25 (FSA)(1)                                      596,174
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,549,683
--------------------------------------------------------------------------------
        3,495,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University),
                   6.75%, 6/1/30                                      3,811,787
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (AMBAC)(1)                     $    2,721,680
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)                                2,658,725
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., (Rancho
                   Vallecitos - San Marcos),
                   6.75%, 11/15/36                                    1,892,198
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,561,880
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,251,620
--------------------------------------------------------------------------------
        1,465,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24 (Acquired 3/13/97,
                   Cost $1,465,000)(2)                                1,541,605
--------------------------------------------------------------------------------
        3,080,000  California Statewide
                   Communities Development
                   Auth. COP, (Sonoma County
                   Indian Health), 6.40%, 9/1/29
                   (Acquired 7/20/99,
                   Cost $3,039,282)(2)                                2,940,476
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. COP, (Windward School),
                   6.90%, 9/1/23                                      2,097,660
--------------------------------------------------------------------------------
        9,330,000  California Statewide
                   Communities Development
                   Auth. COP, Series 1999 A,
                   (Windsor Terrace Healthcare),
                   7.875%, 10/1/29
                   (Acquired 10/26/99,
                   Cost $9,330,000)(2)                                9,303,129
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev.,
                   (Thomas Jefferson School
                   of Law), 7.75%, 10/1/31                            2,051,300
--------------------------------------------------------------------------------
        4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/26                                      4,781,586
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event
Center),
                   6.00%, 7/1/31                                      2,552,150
--------------------------------------------------------------------------------
        2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event
Center),
                   7.00%, 7/1/31                                      2,495,017
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 4,070,000  Capistrano Unified School
                   District Special Tax GO,
                   (No. 90-2 Talega), 6.00%,
                   9/1/32                                        $    4,118,677
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,082,380
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/23 (MBIA)(1)                              371,896
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/24 (MBIA)(1)                              347,945
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/25 (MBIA)(1)                              330,263
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/26 (MBIA)(1)                              310,364
--------------------------------------------------------------------------------
        1,975,000  Center Unified School District
                   GO, Series 2000 C, 5.80%,
                   9/1/21 (MBIA)(1)                                     781,132
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,844,568
--------------------------------------------------------------------------------
        2,400,000  Chula Vista Community
                   Facilities District Special
                   Tax GO, Series 2002 A,
                   (No. 06-1 Eastlake Woods
                   Area), 6.20%, 9/1/33                               2,430,840
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District Special
                   Tax Rev., (No. 01-1 Area A),
                   6.10%, 9/1/32                                      2,180,446
--------------------------------------------------------------------------------
        7,995,000  Chula Vista Community
                   Facilities District Special
                   Tax Rev., (No. 99-1),
                   7.625%, 9/1/29                                     8,834,074
--------------------------------------------------------------------------------
           70,000  Clayton Improvement Bond Act
                   1915 Special Assessment,
                   (Oakhurst Assessment District),
                   8.00%, 9/2/14                                         73,012
--------------------------------------------------------------------------------
           15,000  Clayton Improvement Bond Act
                   1915 Special Assessment,
                   Series 1988 A, (Oakhurst
                   Assessment District),
                   8.40%, 9/2/10                                         15,714
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (AMBAC)                             1,931,852
--------------------------------------------------------------------------------
        4,115,000  Colton Public Financing Auth.
                   Rev., (Electric System), 7.50%,
                   10/1/03, Prerefunded at 101%
                   of Par(3)                                          4,305,278
--------------------------------------------------------------------------------
          600,000  Corcoran COP, 8.75%,
                   6/1/16 (Acquired 4/28/92,
                   Cost $600,000)(2)                                    711,300
--------------------------------------------------------------------------------
        2,050,000  Corona-Norco Unified School
                   District GO, Series 2000 B,
                   6.03%, 9/1/22 (FSA)(1)                               758,070
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth.
                   Rev., 6.20%, 8/15/11                               1,912,873
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
      $ 1,010,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/24
                   (FSA)(1)                                      $      328,270
--------------------------------------------------------------------------------
        1,035,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/25
                   (FSA)(1)                                             316,431
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     394,289
--------------------------------------------------------------------------------
        3,545,000  East Bay Municipal Utility
                   District Water Systems Rev.,
                   5.25%, 6/1/18 (MBIA)                               3,826,650
--------------------------------------------------------------------------------
        4,450,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 1992-1),
                   5.60%, 9/1/09                                      4,870,169
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 2001-1 Promontory
                   Specific), 6.30%, 9/1/31                           2,591,750
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%,
                   9/1/20 (FGIC)                                      1,090,100
--------------------------------------------------------------------------------
        1,840,000  El Segundo Unified School
                   District GO, 5.375%,
                   9/1/22 (FGIC)                                      1,981,864
--------------------------------------------------------------------------------
        2,000,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.65%, 9/1/19, Prerefunded
                   at 102% of Par(3)                                  2,524,460
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 3/1/29, Prerefunded
                   at 102% of Par(3)                                  5,358,103
--------------------------------------------------------------------------------
        3,835,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A,
                   6.875%, 9/2/19                                     3,979,388
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,633,098
--------------------------------------------------------------------------------
        1,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 7.25%, 9/1/21                              1,571,040
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,563,820
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             6,686,549
--------------------------------------------------------------------------------
        2,500,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1994 B, Jurupa Hills),
                   7.70%, 1/1/05, Prerefunded
                   at 102% of Par(3)                                  2,846,800
--------------------------------------------------------------------------------
        5,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax GO,
                   6.375%, 9/1/31                                     5,211,450
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                         ------
                                                                         7

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
      $ 1,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax GO,
                   (Amerige Heights),
                   6.20%, 9/1/32                                 $    1,026,640
--------------------------------------------------------------------------------
        1,175,000  Gateway Improvement
                   Auth. Rev., Series 1995 A,
                   (Marin City Community  Facility),
                   7.75%, 9/1/05,
                   Prerefunded at 102%
                   of Par(3)                                          1,390,495
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                              1,817,568
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                3,019,293
--------------------------------------------------------------------------------
        5,000,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2003 A-1,
                   6.75%, 6/1/39                                      4,935,950
--------------------------------------------------------------------------------
        3,615,000  Hawaiian Gardens COP,
                   Series 2000 A, 8.00%, 6/1/23                       3,911,792
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,077,840
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     5,323,050
--------------------------------------------------------------------------------
        1,150,000  Irvine Limited Obligation COP,
                   (Assessment District 97-17),
                   5.00%, 9/2/08                                      1,184,960
--------------------------------------------------------------------------------
        1,140,000  Irvine Limited Obligation COP,
                   (Assessment District 97-17),
                   5.125%, 9/2/09                                     1,174,667
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              249,390
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,648,525
--------------------------------------------------------------------------------
        2,100,000  Lee Lake Water District Rev.,
                   (Montecito Ranch), 6.125%,
                   9/1/32                                             2,128,518
--------------------------------------------------------------------------------
        1,000,000  Lodi COP, (Public Improvement
                   Financing Project), 5.00%,
                   10/1/31 (MBIA)                                     1,012,500
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special
                   Tax Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,106,180
--------------------------------------------------------------------------------
        2,150,000  Los Angeles State Building
                   Auth. Lease Rev., Series
                   1993 A, (State Department
                   of General Services),
                   5.625%, 5/1/11                                     2,416,149
--------------------------------------------------------------------------------
       11,325,000  Los Angeles Unified School
                   District GO, Series 2003 A,
                   5.00%, 1/1/28 (MBIA)(4)                           11,539,608
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24 (FGIC)(1)                      485,400
--------------------------------------------------------------------------------

Principal Amount                                                         Value
-------------------------------------------------------------------------------
      $ 7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (AMBAC)(5)                      $    7,844,615
--------------------------------------------------------------------------------
        2,555,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment
                   GO, Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,745,450
--------------------------------------------------------------------------------
        5,000,000  Modesto High School District
                   GO, Series 2002 A, 5.92%,
                   8/1/25 (FGIC)(1)                                   1,528,650
--------------------------------------------------------------------------------
        1,265,000  Montebello Unified School
                   District GO, 5.23%, 8/1/20
                   (FGIC)(1)                                            535,462
--------------------------------------------------------------------------------
        1,000,000  Montebello Unified School
                   District GO, 5.31%, 8/1/21
                   (FGIC)(1)                                            397,170
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax GO,
                   (Community Facilities No.
                   2002-1), 6.20%, 9/1/32                             4,022,520
--------------------------------------------------------------------------------
        4,100,000  Murrieta COP, (Community
                   Facilities District No. 2000-1),
                   6.375%, 9/1/30                                     4,273,717
--------------------------------------------------------------------------------
        1,800,000  Northridge Water District COP,
                   (1993 & 2001 Projects),
                   5.25%, 2/1/22 (AMBAC)                              1,907,100
--------------------------------------------------------------------------------
        2,000,000  Novato Community Facility
                   District No. 1 Special Tax Rev.,
                   (Vintage Oaks), 7.20%, 8/1/15                      2,104,700
--------------------------------------------------------------------------------
        3,000,000  Oceanside Community Facilities
                   District Special Tax, Series
                   2002 A, (No. 2001-1 Morrow
                   Hills), 6.20%, 9/1/32                              3,039,030
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%, 8/15/21                      2,135,940
--------------------------------------------------------------------------------
        1,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%, 8/15/29                      1,394,159
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 1
                   Ladera Ranch), 6.25%, 8/15/30                      4,723,202
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%, 8/15/32                      2,424,504
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%,
                   8/1/30 (MBIA)                                      3,427,170
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,306,619
--------------------------------------------------------------------------------
        2,765,000  Palomar Pomerado Health Care
                   District COP, (Indian Health
                   Council Inc.), 6.25%, 10/1/29                      2,793,314
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
      $ 4,775,000  Palos Verdes Peninsula Unified
                   School District GO, 5.82%,
                   11/1/26 (FGIC)(1)                             $    1,353,999
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              324,280
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              313,200
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development Project), 6.20%,
                   8/1/25 (AMBAC)(1)                                    881,977
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   COP, (Capital Improvement),
                   5.50%, 7/1/29 (AMBAC)                              1,892,713
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,424,465
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              769,200
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,163,799
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                              781,347
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,226,771
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              325,700
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District-Ventura County GO,
                   Series 2002 A, 5.85%,
                   8/1/31 (MBIA)(5)                                   5,763,707
--------------------------------------------------------------------------------
        5,000,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/21                           5,185,900
--------------------------------------------------------------------------------
        2,955,000  Poway Community Facilities
                   District Special Tax Rev.,
                   (No. 88-1 Parkway Business
                   Center), 6.75%, 8/1/15                             3,230,524
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                     1,949,691
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,056,920
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              588,574
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                              832,108
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,584,992
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
      $ 2,050,000  Riverside County Improvement
                   Bond GO, (Assessment District
                   No. 168 - Rivercrest),
                   6.70%, 9/2/26                                 $    2,172,693
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District GO, Series 2000 A,
                   (Community Facilities District
                   No. 7), 7.00%, 5/31/30                             5,157,445
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A,
                   (Las Casitas de Sonoma),
                   6.40%, 4/15/36                                     4,378,819
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       694,017
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       709,190
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                     1,583,595
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                            4,332,421
--------------------------------------------------------------------------------
        2,055,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/17
                   (MBIA)                                             2,227,887
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,246,800
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax COP,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,130,000
--------------------------------------------------------------------------------
        2,575,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/24 (FGIC)(1)                              836,927
--------------------------------------------------------------------------------
        2,660,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/25 (FGIC)(1)                              813,242
--------------------------------------------------------------------------------
        3,970,000  San Diego County Improvement
                   Bond Act 1915 Special
                   Assessment, 6.25%, 9/2/12                          4,122,250
--------------------------------------------------------------------------------
        1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,167,910
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     793,338
--------------------------------------------------------------------------------
        5,000,000  San Juan Basin Auth. Lease
                   Rev., (Ground Water Recovery),
                   5.00%, 12/1/34 (AMBAC)                             5,064,350
--------------------------------------------------------------------------------
        1,580,000  San Juan Unified School
                   District GO, 5.94%, 8/1/24
                   (FGIC)(1)                                            513,532
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                         ------
                                                                         9

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
      $ 1,595,000  San Juan Unified School
                   District GO, 5.94%, 8/1/25
                   (FGIC)(1)                                     $      487,639
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (AMBAC)                              3,285,577
--------------------------------------------------------------------------------
        1,000,000  Saugus Union School District
                   GO, Series 2002 A, 5.00%,
                   8/1/19 (FGIC)                                      1,059,710
--------------------------------------------------------------------------------
        7,000,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/21                         7,043,749
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01),
                   6.75%, 9/2/33                                      2,177,107
--------------------------------------------------------------------------------
          500,000  Southern California Public Power
                   Auth. Rev., (Pooled Project),
                   6.75%, 7/1/10 (FSA)                                  615,660
--------------------------------------------------------------------------------
        2,400,000  Southern California Public Power
                   Auth. Rev., (Transmission),
                   6.35%, 7/1/14 (MBIA)(1)                            1,469,064
--------------------------------------------------------------------------------
        1,250,000  Southern California Public Power
                   Auth. Rev., (Transmission),
                   6.35%, 7/1/15 (MBIA)(1)                              718,713
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/18 (AMBAC)                                     1,350,996
--------------------------------------------------------------------------------
        1,000,000  Stockton Community Facilities
                   District Special Tax, (Brookside
                   Estates No. 90-2), 6.20%,
                   8/1/15                                             1,054,450
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax, (Spanos
                   Park West No. 2001-1),
                   6.375%, 9/1/32                                     4,348,369
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              4,859,150
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, (Improvement
                   District No. 2-A), 6.19%,
                   8/1/22 (FGIC)(1)                                     999,927
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, (Improvement
                   District No. 2-A), 6.19%,
                   8/1/23 (FGIC)(1)                                     771,827
--------------------------------------------------------------------------------
        1,770,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/3/05, Prerefunded
                   at 102% of Par(3)                                  2,071,236
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax, (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(3)                                  2,461,100
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 4,000,000  Vallejo Hiddenbrooke
                   Improvement District
                   No. 1 Rev., 6.50%, 9/1/31                     $    4,105,480
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP,
                   7.125%, 1/1/24                                     2,092,400
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%, 9/1/26                    3,450,969
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%,
                   9/1/29                                             1,026,630
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                            936,822
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            468,796
--------------------------------------------------------------------------------
                                                                    361,694,053
--------------------------------------------------------------------------------

PUERTO RICO -- 0.9%
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Rev., Series 2000 A, 5.50%,
                   10/1/40(3)                                         3,278,760
--------------------------------------------------------------------------------

TOTAL MUNICIPAL SECURITIES
(Cost $344,551,883)                                                 364,972,813
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 2.6%

CALIFORNIA -- 2.6%
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Rev., Series
                   2002 K, VRDN, 1.02%, 3/6/03                        5,000,000
--------------------------------------------------------------------------------
        1,000,000  Orange County Sanitation
                   Districts COP, Series 2000 B,
                   VRDN, 1.10%, 3/3/03
                   (LOC: Dexia Public Finance
                   Bank SA)                                           1,000,000
--------------------------------------------------------------------------------
        3,800,000  Upland Housing Auth.
                   Multifamily Rev., VRDN, 1.00%,
                   3/6/03 (FHLMC)                                     3,800,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM
MUNICIPAL SECURITIES
(Cost $9,800,000)                                                     9,800,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES - 100.0%
(Cost $354,351,883)                                                $374,772,813
================================================================================

See Notes to Financial Statements.                                 (continued)

------

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation
FSA = Financial Security Assurance Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 2003.

(1)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at February 28, 2003, was
     $18,328,841, which represented 5.0% of net assets.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  When-issued security.

(5)  Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

                                                                         ------
                                                                         11

Statement of Assets and Liabilities

FEBRUARY 28, 2003 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $354,351,883)            $374,772,813
---------------------------------------------------------------
Receivable for capital shares sold                                      20,050
---------------------------------------------------------------
Interest receivable                                                  6,357,848
--------------------------------------------------------------------------------
                                                                   381,150,711
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                       1,055,835
---------------------------------------------------------------
Payable for investments purchased                                   11,378,567
---------------------------------------------------------------
Accrued management fees                                                148,235
---------------------------------------------------------------
Distribution fees payable                                                    7
---------------------------------------------------------------
Service fees payable                                                         2
---------------------------------------------------------------
Dividends payable                                                      264,419
--------------------------------------------------------------------------------
                                                                    12,847,065
--------------------------------------------------------------------------------

NET ASSETS                                                        $368,303,646
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                   $353,391,964
---------------------------------------------------------------
Accumulated net realized loss on investment transactions            (5,509,248)
---------------------------------------------------------------
Net unrealized appreciation on investments                          20,420,930
--------------------------------------------------------------------------------
                                                                  $368,303,646
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                        $368,260,699
---------------------------------------------------------------
Shares outstanding                                                  37,223,307
---------------------------------------------------------------
Net asset value per share                                                $9.89
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                                              $2,532
---------------------------------------------------------------
Shares outstanding                                                         256
---------------------------------------------------------------
Net asset value per share                                                $9.89
---------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)               $10.36
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                                             $37,883
---------------------------------------------------------------
Shares outstanding                                                       3,829
---------------------------------------------------------------
Net asset value per share                                                $9.89
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                                              $2,532
---------------------------------------------------------------
Shares outstanding                                                         256
---------------------------------------------------------------
Net asset value per share                                                $9.89
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Interest                                                           $10,450,959
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                        962,028
---------------------------------------------------------------
Distribution fees:
---------------------------------------------------------------
  B Class                                                                    9
---------------------------------------------------------------
  C Class                                                                    1
---------------------------------------------------------------
Service fees:
---------------------------------------------------------------
  B Class                                                                    3
---------------------------------------------------------------
Trustees' fees and expenses                                              9,201
---------------------------------------------------------------
Other expenses                                                             742
--------------------------------------------------------------------------------
                                                                       971,984
---------------------------------------------------------------
Amount waived                                                               (4)
--------------------------------------------------------------------------------
                                                                       971,980
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                9,478,979
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                         1,165,050
---------------------------------------------------------------
Change in net unrealized appreciation on investments                   873,040
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     2,038,090
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $11,517,069
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                 2003             2002
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                        $  9,478,979      $  18,080,695
-------------------------------------------------------------------------
Net realized gain                                                               1,165,050          1,439,977
-------------------------------------------------------------------------
Change in net unrealized appreciation                                             873,040          1,034,733
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           11,517,069         20,555,405
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------------------------------
  Investor Class                                                               (9,520,186)       (18,160,179)
-------------------------------------------------------------------------
  A Class                                                                             (10)                --
-------------------------------------------------------------------------
  B Class                                                                             (51)                --
-------------------------------------------------------------------------
  C Class                                                                             (10)                --
-------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions                                      (9,520,257)       (18,160,179)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share transactions          (6,753,720)        34,264,933
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                          (4,756,908)        36,660,159

NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                           373,060,554        336,400,395
-------------------------------------------------------------------------------------------------------------
End of period                                                                $368,303,646       $373,060,554
=============================================================================================================

Undistributed net investment income                                                    --            $41,278
=============================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund accomplishes its investment objective by investing a portion of its assets in lower-rated and unrated municipal securities. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class, and the C Class. The A Class may incur an initial sales charge. The A Class, B Class, and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class, B Class, and C
Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

                                                                         ------
                                                                         15

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 28,
2003, the effective annual management fee for the Investor Class, A Class, B
Class, and C Class was 0.53%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual fund distribution and service fees:

--------------------------------------------------------------------------------
                                       B CLASS                  C CLASS
--------------------------------------------------------------------------------
Distribution Fee                        0.75%                    0.50%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries. All or a portion of the fees may have been voluntarily waived during the period ended
February 28, 2003. Fees incurred under the plans during the six months ended
February 28, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended February 28, 2003, were as follows:

--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Municipal Obligations                                               $78,494,372
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Municipal Obligations                                               $79,526,127
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2003

Sold                                               4,696,336      $ 46,223,400
-----------------------------------------------
Issued in reinvestment of distributions              720,100         7,095,632
-----------------------------------------------
Redeemed                                          (6,107,345)      (60,115,332)
--------------------------------------------------------------------------------
Net decrease                                        (690,909)     $ (6,796,300)
================================================================================

YEAR ENDED AUGUST 31, 2002

Sold                                              10,731,130      $103,553,313
-----------------------------------------------
Issued in reinvestment of distributions            1,378,268        13,310,165
-----------------------------------------------
Redeemed                                          (8,552,702)      (82,598,545)
--------------------------------------------------------------------------------
Net increase                                       3,556,696      $ 34,264,933
================================================================================

--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED FEBRUARY 28, 2003(1)

Sold                                                     255            $2,500
-----------------------------------------------
Issued in reinvestment of distributions                    1                10
-----------------------------------------------
Redeemed                                                  --                --
--------------------------------------------------------------------------------
Net increase                                             256            $2,510
================================================================================

--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED FEBRUARY 28, 2003(1)

Sold                                                   3,823           $37,501
-----------------------------------------------
Issued in reinvestment of distributions                    6                59
-----------------------------------------------
Redeemed                                                  --                --
--------------------------------------------------------------------------------
Net increase                                           3,829           $37,560
================================================================================

--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED FEBRUARY 28, 2003(1)

Sold                                                     255            $2,500
-----------------------------------------------
Issued in reinvestment of distributions                    1                10
-----------------------------------------------
Redeemed                                                  --                --
--------------------------------------------------------------------------------
Net increase                                             256            $2,510
================================================================================

(1)  January 31, 2003 (commencement of sale) through February 28, 2003.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended February 28, 2003.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of February 28, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $354,351,883
================================================================================
Gross tax appreciation of investments                              $20,734,388
---------------------------------------------------------------
Gross tax depreciation of investments                                 (313,458)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $20,420,930
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

CAPITAL LOSS CARRYOVERS -- At August 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $6,674,298
(expiring in 2008 through 2009), which may be used to offset future taxable realized gains.

------

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------
                                          2003(1)      2002        2001        2000        1999       1998
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period      $9.84       $9.79       $9.44       $9.36       $9.93      $9.68
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income                    0.26        0.52        0.52        0.52        0.49       0.51
---------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.05        0.05        0.35        0.08       (0.46)      0.37
---------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.31        0.57        0.87        0.60        0.03       0.88
---------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income              (0.26)      (0.52)      (0.52)      (0.52)      (0.49)     (0.51)
---------------------------------------
  From Net Realized Gains                    --          --          --          --       (0.11)     (0.12)
---------------------------------------------------------------------------------------------------------------
  Total Distributions                     (0.26)      (0.52)      (0.52)      (0.52)      (0.60)     (0.63)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $9.89       $9.84       $9.79       $9.44       $9.36      $9.93
===============================================================================================================
  TOTAL RETURN(2)                          3.15%       6.07%       9.50%       6.70%       0.26%      9.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.54%(3)      0.54%       0.54%       0.54%       0.54%      0.54%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    5.23%(3)      5.37%       5.45%       5.64%       5.08%      5.23%
---------------------------------------
Portfolio Turnover Rate                      22%         32%         47%         52%         59%        36%
---------------------------------------
Net Assets, End of Period
(in thousands)                          $368,261    $373,061    $336,400    $318,197    $341,968   $303,842
---------------------------------------------------------------------------------------------------------------

(1)  Six months ended February 28, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

------

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
  Net Investment Income                                                   0.04
---------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.10
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.14
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
  From Net Investment Income                                             (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.89
================================================================================
  TOTAL RETURN(2)                                                        1.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      0.54%(3)
---------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(4)                                             0.79%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   5.27%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)(4)                                             5.02%(3)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                  22%(5)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $3
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through February 28, 2003
     (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  During the period ended February 28, 2003, the distributor voluntarily agreed to waive distribution and service fees.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the six months ended February 28, 2003.

See Notes to Financial Statements.

------

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $9.79
--------------------------------------------------------------------------------

Income From Investment Operations
---------------------------------------------------------------------
  Net Investment Income                                                   0.03
---------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.10
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.13
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
  From Net Investment Income                                             (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.89
================================================================================
  TOTAL RETURN(2)                                                         1.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      1.33%(3)
---------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(4)                                             1.53%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   4.44%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)(4)                                             4.24%(3)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                  22%(5)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $38
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through February 28, 2003
     (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  During a portion of the period ended February 28, 2003, the distributor voluntarily agreed to waive distribution and service fees.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the six months ended February 28, 2003.

See Notes to Financial Statements.

------

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------

2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
  Net Investment Income                                                   0.04
---------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.10
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.14
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
  From Net Investment Income                                             (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.89
================================================================================
  TOTAL RETURN(2)                                                         1.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      0.54%(3)
---------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(4)                                             1.29%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   5.27%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)(4)                                             4.52%(3)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                  22%(5)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $3
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through February 28, 2003
     (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  During the period ended February 28, 2003, the distributor voluntarily agreed to waive distribution and service fees.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the six months ended February 28, 2003.

See Notes to Financial Statements.

------

Background Information

INVESTMENT TEAM LEADERS

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
    Steven Permut
--------------------------------------------------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
--------------------------------------------------------------------------------
    David Moore
--------------------------------------------------------------------------------
MUNICIPAL CREDIT ANALYSTS
--------------------------------------------------------------------------------
    Bill McClintock
--------------------------------------------------------------------------------
    Tim Benham
--------------------------------------------------------------------------------
    Brad Bode
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, the fund has its own investment policies:

CALIFORNIA HIGH-YIELD MUNICIPAL seeks to provide high current income exempt from both federal and California state income taxes by investing in intermediate- and long-term high-yield municipal debt securities. The fund typically invests a portion of its assets in lower-quality and unrated debt securities, which are subject to increased credit risk, default risk and liquidity risk.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

THE LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX (LEHMAN LONG-TERM MUNICIPAL
INDEX) is composed of almost 4,400 municipal bonds with maturities greater than
22 years. The average credit rating of the securities in the index is AA1/AA2.
The average maturity of the index is approximately 27 years.

                                                                    (continued)

                                                                         ------
                                                                         23

Background Information

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper category for the California High-Yield Municipal fund is:

CALIFORNIA MUNICIPAL DEBT FUNDS -- funds that invest at least 65% of assets in securities that are exempt from taxation in California.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. California High-Yield
Municipal may invest more than 50% of its portfolio in securities that are below investment grade or not rated. Here are the most common S&P credit ratings and their definitions:

AAA--extremely strong ability to meet financial obligations.

AA--very strong ability to meet financial obligations.

A--strong ability to meet financial obligations.

BBB--good ability to meet financial obligations.

BB--less vulnerable to default than other lower-quality issues but do not quite meet investment-grade standards.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

------

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/ LEASES--securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may

                                                                    (continued)

                                                                         ------
                                                                         25

Glossary

not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

MODERATE--these funds generally provide moderate return potential with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

------

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                                         ------
                                                                         27

Notes

------

Notes

------

Notes

------
    30

[back cover]

CONTACT US

www.americancentury.com

Automated Information Line:
1-800-345-8765

Investor Relations:
1-800-345-2021 or 816-531-5575

Investors Using Advisors:
1-800-378-9878

Business, Not-For-Profit,
Employer-Sponsored Retirement Plans:
1-800-345-3533

Banks and Trust Companies, Broker-Dealers,
Financial Advisors, Insurance Companies:
1-800-345-6488

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

American Century California Tax-Free
and Municipal Funds

Investment Manager:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

0304                              American Century Investment Services,
Inc.
SH-SAN-33756N                     (c)2003 American Century Services Corporation

[front cover]

February 28, 2003

American Century
Semiannual Report

[photo]

California Tax-Free Money Market
California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS
CLASSIFIED BY CATEGORY AND RISK.

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

The six months ended February 28, 2003, marked another volatile period for the
U.S. economy and financial markets. Economic growth slowed from a 4% annualized growth rate in the third quarter of 2002 to just 1.4% in the fourth quarter. To stimulate growth in the face of possible renewed hostilities with Iraq (which began as our February 28 reports went into production), the Federal Reserve cut its overnight interest rate target to just 1.25% on November 6.

The six months also provided a stock market rollercoaster ride, including a severe September/October selloff, followed by an October/November rally that erased those losses, followed by another slide that continued through February.
Conversely, bonds rallied in September, sold off in October, then mostly rallied through the remaining months of the period.

In the end, bonds prevailed over stocks despite increasing debt issuance (due to low interest rates and expanding federal and state budget deficits). The
American Century California Tax-Free funds in this report all posted positive returns, in stark contrast with the losses suffered by many portfolios with equity holdings.

Turning to more important matters, we wish to extend our thoughts and prayers to the brave men and women of the coalition forces who are currently engaged in military action in the Middle East. This includes American Century associates who have been called to serve their country.

While times such as these can foster uncertainty and doubt, the U.S., its financial markets, and economic system have demonstrated remarkable resiliency.
We have faced periods of significant turmoil in the past, and have come through them stronger and more resolute than before.

Therefore, we remain long-term optimists and advise investors to maintain their long-term investment plans, despite the uncertainties of the moment.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Background Information

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                 CALIFORNIA         CALIFORNIA TAX-EXEMPT
                                  TAX-FREE          MONEY MARKET FUNDS(2)
                                MONEY MARKET    AVERAGE RETURN   FUND'S RANKING
--------------------------------------------------------------------------------
   6 months(1)                     0.43%            0.39%         23 out of 63
--------------------------------------------------------------------------------
   1 Year                          0.98%            0.85%         15 out of 62
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                         2.08%            1.88%          9 out of 53
--------------------------------------------------------------------------------
   5 Years                         2.36%            2.17%          9 out of 47
--------------------------------------------------------------------------------
   10 Years                        2.61%            2.47%          9 out of 37
--------------------------------------------------------------------------------

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 44-47 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 2/28/03
-------------------------------------------------------------------------------
Net Assets                                        $671.0 million
-------------------------------------------------------------------------------
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   24 days               35 days
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                 0.51%
-------------------------------------------------------------------------------
* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
A-1+                                         71%                   65%
-------------------------------------------------------------------------------
A-1                                          29%                   35%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 44 for more information.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
1-30 days                                    83%                   83%
-------------------------------------------------------------------------------
31-90 days                                    5%                    7%
-------------------------------------------------------------------------------
91-180 days                                  12%                    3%
-------------------------------------------------------------------------------
More than 180 days                            --                    7%
-------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2003
-------------------------------------------------------------------------------
7-DAY CURRENT YIELD                                     0.69%
-------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD                                   0.69%
-------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS
-------------------------------------------------------------------------------
   33.79% Tax Bracket                                   1.04%
-------------------------------------------------------------------------------
   36.51% Tax Bracket                                   1.09%
-------------------------------------------------------------------------------
   41.05% Tax Bracket                                   1.17%
-------------------------------------------------------------------------------
   44.31% Tax Bracket                                   1.24%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share,  it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                          -----
                                                                          1

California Tax-Free Money Market - Portfolio Commentary

By Todd Pardula, portfolio manager

PERFORMANCE SUMMARY

During the six months ended February 28, 2003, California Tax-Free Money Market remained one of the better-performing California tax-exempt money market funds
(according to fund tracker Lipper Inc.). In addition, the fund ranked in the top quarter of its Lipper category over the past one-, three-, five-, and 10-year periods (see the previous page).

It's also worth noting that the fund has achieved this respectable performance record despite being one of the few California tax-free money market funds that does not invest in generally higher-yielding securities that are subject to the federal alternative minimum tax.

ECONOMIC & MARKET REVIEW

U.S. economic growth deteriorated in the third quarter of 2002 and remained weak through early 2003. A lack of business spending and uncertainty about  a possible war with Iraq prevented the economy from sustaining a solid recovery.
The Federal Reserve attempted to breathe some life into the economy by cutting short-term interest rates in early November. The Fed lowered the federal funds rate target from 1.75% to 1.25%, its lowest level since 1961. It was the Fed's
12th rate cut since the beginning of 2001.

Municipal money market yields fell during the six-month period, as a result of the Fed's rate cut. However, California money market yields got a boost in
October, when the state issued a substantial amount of debt to cover revenue and budget shortfalls, as well as energy purchases made during the 2001 power crisis. Once the market absorbed the new supply, yields resumed their decline, generally trending below 1%.

PORTFOLIO STRATEGY

The fund's average maturity was relatively short, reflecting the portfolio's overweighting in short-term floating-rate notes (known as "floaters"). Floaters, which offered the most attractive yields, comprised approximately 80% of the portfolio over the past six months.

We did, however, participate in two of the largest municipal deals on record in
October, capturing higher yields and extending the fund's average maturity. Our purchases included revenue anticipation notes that mature in June, as well as power bonds issued by the state Department of Water that matured in January,
February, and early March.

OUTLOOK

The conflict with Iraq makes it even more difficult to see an economic recovery or predict the direction of interest rates. But money market yields already reflect expectations of another rate cut by the Fed.

On the positive side, issuance in California is expected to pick up in  the coming months. The state will be issuing money market securities throughout the spring and summer to finance a sizable budget deficit. We may look to extend the fund's average maturity at that time if yields rise to attractive levels.
Otherwise, we expect to maintain a fairly short average maturity, with a continued emphasis on floaters.

Investment terms are defined in the Glossary.

-----
    2

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
SECURITIES -- 100.0%

CALIFORNIA -- 100.0%
--------------------------------------------------------------------------------
      $ 9,995,000  ABN AMRO Leasetops
                   Certificates Trust COP, Series
                   2002-1, VRDN, 1.26%, 3/5/03
                   (FSA) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 8/28/02,
                   Cost $9,995,000)(1)                             $  9,995,000
--------------------------------------------------------------------------------
       11,995,000  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 1.26%, 3/5/03
                   (AMBAC) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $11,995,000)(1)                              11,995,000
--------------------------------------------------------------------------------
        8,185,000  Adelanto Public Utility Auth.
                   Rev., Series 2000 B, (Utility
                   System), VRDN, 1.05%, 3/5/03
                   (LOC: California State Teacher's
                   Retirement)                                        8,185,000
--------------------------------------------------------------------------------
        2,675,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 1.00%, 3/6/03
                   (LOC: Bank of Nova Scotia)                         2,675,000
--------------------------------------------------------------------------------
          840,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 1.00%, 3/6/03
                   (AMBAC) (SBBPA: KBC Bank,
                   N.V.)                                                840,000
--------------------------------------------------------------------------------
        1,625,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 1.05%, 3/6/03 (LOC:
                   KBC Bank, N.V.)                                    1,625,000
--------------------------------------------------------------------------------
        1,900,000  Anaheim Union High School
                   District COP, (School Facilities),
                   VRDN, 1.10%, 3/6/03 (FSA)
                   (SBBPA: Wachovia Bank, NA)                         1,900,000
--------------------------------------------------------------------------------
        5,400,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   1.10%, 3/6/03 (LOC: California
                   State Teacher's Retirement)                        5,400,000
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 1.10%,
                   3/6/03 (LOC: Allied Irish Bank
                   plc)                                               1,000,000
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Arbors
                   Apartments), VRDN, 1.00%,
                   3/5/03 (LOC: FNMA)                                 3,000,000
--------------------------------------------------------------------------------
        2,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 1.10%, 3/6/03
                   (LOC: Banque Nationale de
                   Paris SA)                                          2,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 8,000,000  Auburn Union School District
                   COP, VRDN, 1.05%, 3/6/03
                   (FSA) (SBBPA: Credit Local
                   De France)                                      $  8,000,000
--------------------------------------------------------------------------------
        4,465,000  Baldwin Park COP, (Street
                   Improvement Program), VRDN,
                   1.10%, 3/5/03 (LOC: Allied
                   Irish Bank plc)                                    4,465,000
--------------------------------------------------------------------------------
        2,400,000  Barstow Multifamily Housing
                   Rev., (Desert Vista Apartments),
                   VRDN, 1.10%, 3/5/03 (LOC:
                   FHLB)                                              2,400,000
--------------------------------------------------------------------------------
       15,000,000  California Communities
                   Development Auth. Rev., Series
                   2002 A, (Biola University),
                   VRDN, 1.10%, 3/6/03 (LOC:
                   Allied Irish Bank plc)                            15,000,000
--------------------------------------------------------------------------------
       20,000,000  California Department of Water
                   Resources Rev., Series 2002 B1,
                   VRDN, 1.80%, 3/13/03 (LOC:
                   Bank of New York & California
                   State Teacher's Retirement)                       20,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series 2002 C5,
                   VRDN, 1.05%, 3/6/03 (LOC:
                   Dexia Credit Local)                                6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series 2002 C8,
                   VRDN, 1.05%, 3/6/03 (LOC:
                   Bayerische Landesbank)                             6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C10, VRDN, 1.04%,
                   3/6/03 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                     6,000,000
--------------------------------------------------------------------------------
       20,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C12, VRDN, 1.10%,
                   3/6/03 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                    20,000,000
--------------------------------------------------------------------------------
       20,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C14, VRDN, 1.00%,
                   3/6/03 (LOC: Westdeutsch
                   Landesbank)                                       20,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C16, VRDN, 1.10%,
                   3/6/03 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C17, VRDN, 1.10%,
                   3/6/03 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C18, VRDN, 1.08%,
                   3/6/03 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          3

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,295,000  California Department of Water
                   Resources Rev., (Power
                   Supply -- 748), VRDN, 1.20%,
                   3/6/03 (LOC: Merrill Lynch
                   Capital Services Inc.)
                   (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                  $  3,295,000
--------------------------------------------------------------------------------
        1,400,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 1.10%, 3/6/03 (LOC:
                   Harris Trust & Savings Bank)
                   (Acquired 2/6/02, Cost
                   $1,400,000)(1)                                     1,400,000
--------------------------------------------------------------------------------
        4,900,000  California Educational Facilities
                   Auth. Rev., (Chapman University)
                   VRDN, 1.15%, 3/5/03 (LOC:
                   Allied Irish Bank plc)                             4,900,000
--------------------------------------------------------------------------------
        3,860,000  California Educational Facilities
                   Auth. Rev., Series 2002 A, (Art
                   Center Design College), VRDN,
                   1.10%, 3/6/03 (LOC: Allied
                   Irish Bank plc)                                    3,860,000
--------------------------------------------------------------------------------
        7,605,000  California Educational Facilities
                   Auth. Rev., Series 2002 B, (Art
                   Center Design College), VRDN,
                   1.10%, 3/6/03 (LOC: Allied
                   Irish Bank plc)                                    7,605,000
--------------------------------------------------------------------------------
        7,000,000  California GO, VRDN, 1.11%,
                   3/6/03 (LOC: Merrill Lynch
                   Capital Services Inc.)
                   (Acquired 10/24/02, Cost
                   $7,000,000)(1)                                     7,000,000
--------------------------------------------------------------------------------
        5,900,000  California Health Facilities
                   Financing Auth. Rev., (Southern
                   California Presbyterian),
                   VRDN,  1.06%, 3/5/03 (MBIA) (SBBPA:
                   Bank of America NA)                                5,900,000
--------------------------------------------------------------------------------
        6,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1988 B, (Catholic Healthcare),
                   VRDN, 1.10%, 3/5/03 (MBIA)
                   (SBBPA: JP Morgan Chase
                   Bank)                                              6,000,000
--------------------------------------------------------------------------------
       14,900,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1991 A, (Adventist Health
                   System), VRDN, 1.05%, 3/6/03
                   (LOC: U.S. Bank Trust NA)                         14,900,000
--------------------------------------------------------------------------------
        3,600,000  California Housing Finance
                   Agency Rev., Series 2001 B,
                   (Multifamily Housing III), VRDN,
                   1.15%, 3/3/03 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      3,600,000
--------------------------------------------------------------------------------
       13,915,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                  (Multifamily Housing III), VRDN,
                   1.00%, 3/5/03 (SBBPA: FNMA)                       13,915,000
--------------------------------------------------------------------------------
        8,000,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III), VRDN,
                   1.00%, 3/6/03 (LOC: FNMA)                          8,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 5,000,000  California Housing Finance
                   Agency Rev., VRDN, 1.11%,
                   3/6/03 (AIG Matched Funding
                   Corp.) (SBBPA: Merrill Lynch
                   & Co., Inc.) (Acquired 8/1/02,
                   Cost $5,000,000)(1)                             $  5,000,000
--------------------------------------------------------------------------------
        6,000,000  California Pollution Control
                   Financing Auth. Rev., (Sierra
                   Pacific Industries), VRDN,
                   1.05%, 3/5/03 (LOC: Bank of
                   America NA)                                        6,000,000
--------------------------------------------------------------------------------
       39,000,000  California Rev., VRDN, 1.34%,
                   3/6/03                                            39,000,000
--------------------------------------------------------------------------------
       28,000,000  California Rev., VRDN, Series
                   2002 G, 1.23%, 3/6/03                             28,000,000
--------------------------------------------------------------------------------
       12,000,000  California School Cash Reserve
                   Program Auth. Rev., Series
                   2002 A, 3.00%, 7/3/03
                   (AMBAC)                                           12,053,323
--------------------------------------------------------------------------------
        3,905,000  California Statewide
                   Communities Development Auth.
                   Special Tax COP, VRDN, 1.13%,
                   3/6/03 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 8/6/01, Cost
                   $3,905,000)(1)                                     3,905,000
--------------------------------------------------------------------------------
        2,500,000  Carlsbad Unified School District
                   GO, (School Facilities), VRDN,
                   1.10%, 3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 2,500,000
--------------------------------------------------------------------------------
        2,200,000  Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 1.10%,
                   3/6/03 (LOC: Wells Fargo
                   Bank, NA)                                          2,200,000
--------------------------------------------------------------------------------
        4,000,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series 2002 A,
                   (Community/Senior Center),
                   VRDN, 1.10%, 3/5/03 (LOC:
                   California State Teacher's
                   Retirement)                                        4,000,000
--------------------------------------------------------------------------------
        3,310,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 1.10%, 3/6/03 (LOC:
                   California State Teacher's
                   Retirement)                                        3,310,000
--------------------------------------------------------------------------------
        6,500,000  Fresno Unified School District
                   GO, VRDN, 1.07%, 3/6/03
                   (MBIA) (SBBPA: Westdeutsche
                   Landesbank)                                        6,500,000
--------------------------------------------------------------------------------
        4,945,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., VRDN, 1.17%, 3/6/03
                   (LOC: Merrill Lynch & Co., Inc.)
                   (SBBPA: Danske Bank)                               4,945,000
--------------------------------------------------------------------------------
        3,600,000  Grant Joint Union High School
                   District GO, VRDN, 1.10%,
                   3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 3,600,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 6,500,000  Hayward Multifamily Housing
                   Auth. Rev., Series 1995 A,
                  (Barrington Hills), VRDN,
                   0.95%, 3/5/03 (FNMA)                            $  6,500,000
--------------------------------------------------------------------------------
        3,900,000  Hemet Multifamily Housing
                   Auth. Rev., (West Acacia),
                   VRDN, 1.07%, 3/6/03 (LOC:
                   FHLB)                                              3,900,000
--------------------------------------------------------------------------------
       23,000,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 1.15%, 3/5/03 (LOC:
                   California State Teacher's
                   Retirement)                                       23,000,000
--------------------------------------------------------------------------------
        1,700,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 87-8), VRDN,
                   1.10%, 3/3/03 (LOC: KBC
                   Bank, N.V.)                                        1,700,000
--------------------------------------------------------------------------------
        3,500,000  Irvine Ranch Water District Rev.,
                   Series 1985 B, VRDN, 1.15%,
                   3/5/03 (LOC: KBC Bank, N.V.)                       3,500,000
--------------------------------------------------------------------------------
       37,212,928  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 1.13%,
                   3/6/03 (AMBAC) (MBIA)
                   (SBBPA: State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   4/20/00, Cost $37,212,928)(1)                     37,212,928
--------------------------------------------------------------------------------
        3,100,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                  (Skyline at Southpark), VRDN,
                   1.00%, 3/5/03 (LOC:
                   Westdeutsche Landesbank)                           3,100,000
--------------------------------------------------------------------------------
        2,000,000  Los Angeles GO, VRDN, 1.07%,
                   3/6/03 (MBIA) (SBBPA: Merrill
                   Lynch & Co., Inc.)                                 2,000,000
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Multifamily
                   Housing Rev., Series 2002 K,
                   VRDN, 1.02%, 3/6/03 (FNMA)                         8,000,000
--------------------------------------------------------------------------------
        5,000,000  Manhattan Beach Unified
                   School District COP, (Capital
                   Improvement), VRDN, 1.10%,
                   3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 5,000,000
--------------------------------------------------------------------------------
        4,800,000  National City Community
                   Development Commission Tax
                   Allocation Rev., Series 2001 B,
                   VRDN, 1.10%, 3/6/03 (AMBAC)
                   (LOC: Bank of Nova Scotia)                         4,800,000
--------------------------------------------------------------------------------
        2,400,000  Ontario Rev., Series 1997 A,
                   (Redevelopment Agency), VRDN,
                   1.00%, 3/6/03 (LOC: California
                   State Teacher's Retirement)                        2,400,000
--------------------------------------------------------------------------------
        5,650,000  Orange County Rev., (Heritage
                   Point Apartments), VRDN,
                   1.10%, 3/5/03 (LOC: Allied
                   Irish Bank plc)                                    5,650,000
--------------------------------------------------------------------------------
        6,000,000  Orange County Sanitation
                   Districts COP, Series 2000 B,
                   VRDN, 1.10%, 3/3/03 (SBBPA:
                   Dexia Public Finance Bank SA)                      6,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,400,000  Redwood City COP, (City Hall),
                   VRDN, 1.10%, 3/6/03 (LOC:
                   KBC Bank N.V.)                                  $  2,400,000
--------------------------------------------------------------------------------
        4,485,000  Rescue Union School District
                   Rev., VRDN, 1.00%, 3/6/03
                   (FSA) (SBBPA: Wachovia
                   Bank, NA)                                          4,485,000
--------------------------------------------------------------------------------
        3,430,000  Riverside County Community
                   Facilities Districts Special Tax
                   No. 89-1, VRDN, 1.10%, 3/6/03
                   (LOC: KBC Bank N.V.)                               3,430,000
--------------------------------------------------------------------------------
        6,000,000  Riverside Unified School
                   District COP, (School Facility
                   Boarding Refunding Program),
                   VRDN, 1.10%, 3/6/03 (FSA)
                   (SBBPA: Wachovia Bank, NA)                         6,000,000
--------------------------------------------------------------------------------
        1,510,000  Riverside Unified School
                   District GO, VRDN, 1.10%,
                   3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 1,510,000
--------------------------------------------------------------------------------
        9,600,000  San Bernardino City Unified
                   School District COP, (School
                   Facilities), VRDN, 1.10%,
                   3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 9,600,000
--------------------------------------------------------------------------------
        3,000,000  San Bernardino City Unified
                   School District COP, (School
                   Facilities), VRDN, 1.10%,
                   3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 3,000,000
--------------------------------------------------------------------------------
        7,000,000  San Bernardino County COP,
                   (Medical Center Financing),
                   VRDN, 1.04%, 3/5/03 (MBIA)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     7,000,000
--------------------------------------------------------------------------------
       24,675,000  San Bernardino County COP,
                   VRDN, 1.11%, 3/6/03 (MBIA)
                   (SBBPA: Merrill Lynch & Co.,
                   Inc.) (Acquired 11/29/02-
                   1/24/03, Cost $24,675,000)(1)                     24,675,000
--------------------------------------------------------------------------------
        4,620,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, VRDN,
                   (Montclair Heritage), 0.95%,
                   3/6/03 (LOC: FHLB)                                 4,620,000
--------------------------------------------------------------------------------
        4,000,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1997 A, (Mountain
                   View),  VRDN, 1.05%, 3/6/03 (LOC:
                   FHLB)                                              4,000,000
--------------------------------------------------------------------------------
       33,000,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 2002 A, 2.44%, 5/1/03
                   (SBBPA: Toronto Dominion
                   Bank) (Acquired 4/30/02,
                   Cost $33,126,720)(1)                              33,021,180
--------------------------------------------------------------------------------
        2,085,000  San Bernardino County Rev.,
                   (Gold West Phase 2), VRDN,
                   1.05%, 3/6/03 (LOC: FHLB)                          2,085,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,400,000  San Diego County COP,
                   (Friends of Chabad), VRDN,
                   1.10%, 3/6/03 (LOC: Comerica
                   Bank California)                                $  1,400,000
--------------------------------------------------------------------------------
        3,600,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 1.10%,
                   3/6/03 (LOC: Credit Local De
                   France)                                            3,600,000
--------------------------------------------------------------------------------
        1,500,000  San Jose Rev., (Fairway Glen),
                   VRDN, 1.10%, 3/6/03 (FGIC)
                   (SBBPA: FGIC-SPI)                                  1,500,000
--------------------------------------------------------------------------------
        9,200,000  San Jose Rev., (Foxchase),
                   VRDN, 1.10%, 3/6/03 (FGIC)
                   (SBBPA: FGIC-SPI)                                  9,200,000
--------------------------------------------------------------------------------
        2,860,000  San Jose Rev., (Timberwood),
                   VRDN, 1.00%, 3/5/03 (LOC:
                   Wells Fargo & Company)                             2,860,000
--------------------------------------------------------------------------------
       11,700,000  San Ramon Valley Unified
                   School District GO, VRDN,
                   1.05%, 3/6/03 (LOC: BNP
                   Paribas)                                          11,700,000
--------------------------------------------------------------------------------
        6,590,000  Sanger Public Financing Auth.
                   Rev., Series 2002 A, (Utility
                   System Financing), VRDN,
                   1.05%, 3/5/03 (LOC:
                   California State Teacher's
                   Retirement)                                        6,590,000
--------------------------------------------------------------------------------
        4,800,000  Santa Paula Public Financing
                   Auth. Lease Rev., (Water
                   System Acquisition), VRDN,
                   1.15%, 3/5/03 (LOC: California
                   State Teacher's Retirement)                        4,800,000
--------------------------------------------------------------------------------
        4,660,000  Sweetwater Union High School
                   District COP, VRDN, 1.10%,
                   3/6/03 (FSA) (SBBPA:
                   Wachovia Bank, NA)                                 4,660,000
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing
                   Auth. Special Tax, Series
                   2002 A, (Harveston), VRDN,
                   1.10%, 3/6/03 (LOC: Bank of
                   America NA)                                        6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo Sanitation District Rev.,
                   VRDN, 1.05%, 3/5/03 (LOC:
                   Banque Nationale de Paris SA)                      1,300,000
--------------------------------------------------------------------------------
        3,500,000  Tulare-Porterville Schools
                   Financing Auth. COP, (2002
                   Refinancing), VRDN, 1.05%,
                   3/6/03 (FSA) (SBBPA: Credit
                   Local De France)                                   3,500,000
--------------------------------------------------------------------------------
        1,000,000  Upland Community
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 2000  A, (Northwoods
                   156), VRDN, 1.05%, 3/6/03
                   (LOC: FNMA)                                        1,000,000
--------------------------------------------------------------------------------
        1,000,000  Upland Community
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 2000 A, (Northwoods
                   168), VRDN, 1.05%, 3/6/03
                   (LOC: FNMA)                                        1,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,000,000  Val Verde Unified School
                   District COP, Series 2002 C,
                   VRDN, 1.00%, 3/6/03 (LOC:
                   Bank of New York)                               $  3,000,000
--------------------------------------------------------------------------------
        7,000,000  Val Verde Unified School
                   District COP, VRDN, 1.00%,
                   3/6/03 (LOC: Bank of New
                   York)                                              7,000,000
--------------------------------------------------------------------------------
        1,295,000  Vallejo COP, VRDN, 1.05%,
                   3/6/03 (LOC: KBC Bank N.V.)                        1,295,000
--------------------------------------------------------------------------------
        5,905,000  West Covina Redevelopment
                   Agency Lease Rev., (Lakes
                   Public Parking), VRDN, 1.15%,
                   3/5/03 (LOC: Allied Irish
                   Bank plc)                                          5,905,000
--------------------------------------------------------------------------------
        3,800,000  Westminster COP, Series
                   1998 A, (Civic Center), VRDN,
                   1.00%, 3/6/03 (AMBAC)
                   (SBBPA: Wachovia Bank, NA)                         3,800,000
--------------------------------------------------------------------------------
        1,800,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Commercial Redevelopment
                   Project No. 1), VRDN, 1.10%,
                   3/6/03 (AMBAC) (SBBPA:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      1,800,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $677,117,431
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-SPI = Financial Guaranty Insurance Co.-Securities Purchase Inc.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 2003.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at February 28, 2003, was
     $137,499,108 which represented 20.5% of net assets. Restricted securities considered illiquid represent 4.9% of net assets.

See Notes to Financial Statements.

-----
    6

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2003
---------------------------------------------------------------------------------------------------------------
                            CALIFORNIA LIMITED-    LEHMAN 3-YEAR    CALIF. SHORT-INTERM. MUNICIPAL DEBT FUNDS(2)
                               TERM TAX-FREE      MUNICIPAL INDEX       AVERAGE RETURN     FUND'S RANKING
---------------------------------------------------------------------------------------------------------------
   6 months(1)                    1.89%               2.68%                 1.91%               --
---------------------------------------------------------------------------------------------------------------
   1 Year                         4.96%               5.60%                 4.86%            4 out of 11
---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------
   3 Years                        6.00%               6.68%                 5.66%            3 out of 10
---------------------------------------------------------------------------------------------------------------
   5 Years                        4.79%               5.35%                 4.40%            1 out of 9
---------------------------------------------------------------------------------------------------------------
   10 Years                       4.49%               5.07%                 4.48%            2 out of 3
---------------------------------------------------------------------------------------------------------------

The fund's inception date was 6/1/92.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 43-47 for information about returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28
------------------------------------------------------------------------------------------------------------------------
                        1994      1995      1996      1997      1998      1999      2000      2001     2002      2003
------------------------------------------------------------------------------------------------------------------------
California
Limited-
Term Tax-Free           2.93%     2.00%     6.82%     3.90%     5.40%     4.86%     1.20%     7.61%    5.43%     4.96%
------------------------------------------------------------------------------------------------------------------------
Lehman
3-Year
Municipal Index         3.67%     2.72%     7.71%     4.56%     5.42%     5.36%     1.44%     7.73%    6.72%     5.60%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for California
Limited-Term Tax-Free. Returns for the Lehman 3-Year Municipal Bond Index are
provided for comparison. California Limited-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          7

California Limited-Term Tax-Free - Portfolio Commentary

By Robert Miller and Kenneth Salinger

PERFORMANCE OVERVIEW

California Limited-Term Tax-Free's total return during the six months ended
February 28, 2003, roughly kept pace with the average return of its Lipper peers. The fund's longer-term performance was better (see the previous page).

Our ongoing focus on adding value through security selection probably enhanced performance the most. In addition, we emphasized high-quality bonds that seemed likely to hold up well in the challenging environment, while conservatively managing the fund's interest rate sensitivity. However, the portfolio's bond maturity structure produced mixed results.

YIELDS AS OF FEBRUARY 28, 2003
-------------------------------------------------------------------------------
30-DAY SEC YIELD                                       1.66%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
   33.79% Tax Bracket                                  2.51%
-------------------------------------------------------------------------------
   36.51% Tax Bracket                                  2.61%
-------------------------------------------------------------------------------
   41.05% Tax Bracket                                  2.82%
-------------------------------------------------------------------------------
   44.31% Tax Bracket                                  2.98%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

ECONOMIC & MARKET BACKDROP

Municipal bonds provided modest returns for the six months. Geopolitical uncertainties supported bond prices,  as North Korea revisited nuclear arms production and tension mounted between the U.S. and Iraq. The slowing U.S.
economy--evidenced by a tougher labor market and decreased consumer and business spending--also boosted bonds.

As a result, investors gravitated toward high-quality bonds in search of a perceived safe-haven from a weak economy and poor stock performance. But consumer sentiment changed going into 2003, and bonds gave back some of their gains as investors grew optimistic that corporate America would recover sooner, rather than later.

Historically low interest rates and challenging times for California were byproducts of the slumping economy, which resulted in the slight deterioration of the state's credit rating. The slowdown in tax revenues created increased financing needs at both state and local levels. That drove up municipal bond supply, which included the biggest single issuance in U.S. municipal bond history as California sold securities for power-related financing.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 2/28/03
-------------------------------------------------------------------------------
Net Assets                                        $234.9 million
-------------------------------------------------------------------------------
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   3.9 yrs               4.1 yrs
-------------------------------------------------------------------------------
Average Duration                           3.1 yrs               3.2 yrs
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
AAA                                         71%                   70%
-------------------------------------------------------------------------------
AA                                          10%                   14%
-------------------------------------------------------------------------------
A                                           13%                    9%
-------------------------------------------------------------------------------
BBB                                          6%                    7%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on pages 44-45 for more information.

Investment terms are defined in the Glossary.                       (continued)

-----
    8

California Limited-Term Tax-Free - Portfolio Commentary

When combined with the economic factors impacting the state, the record-setting volume of new securities issued during 2002 weighed on the value of California municipal bonds compared with those of other states. But the impact was tempered by fairly strong demand, as investors nationwide bought up California municipal securities at attractive relative prices.

PORTFOLIO STRATEGIES

Working closely with our credit research team, we continued to emphasize bonds with AAA or AA credit ratings because we felt that most lower-quality bonds offered too little yield for too much risk. We also continued to limit the portfolio's exposure to uninsured California general obligation bonds, which are bonds backed by the state's credit.

Instead, we added essential-service revenue bonds whenever possible. Such bonds are backed by revenues from sources such as sewer and water usage, which are always needed. As a result, these securities tend to hold up well regardless of economic conditions. In addition, we increased the portfolio's holdings of insured bonds, which carry a guarantee of full and timely payment of interest and principal.

We kept the portfolio's duration (interest rate sensitivity) about the same as that of the Lipper group average. Market volatility remained fairly high during the six months, so by keeping duration relatively close to that of the Lipper group, we were better able to prevent unwanted performance swings that big interest rate bets can produce.

With the yield difference between short- and long-term bonds relatively high, the economy seemingly poised to improve, and interest rates at historic lows, we concentrated the portfolio in bonds maturing in two years or less, and in ones maturing in eight to 10 years. This "barbell" structure generally helped performance when short-term bond yields rose more quickly than longer-term bond yields, but dampened returns when the gap between short- and longer-term bond yields increased, as it did overall for the six months.

ON THE HORIZON

We expect economic and geopolitical uncertainties to remain key market drivers for now, and therefore don't expect to make any major portfolio changes in the near term.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 2/28/03
-------------------------------------------------------------------------------
GO                                                                25%
-------------------------------------------------------------------------------
COPs/Leases                                                       14%
-------------------------------------------------------------------------------
Insured                                                           10%
-------------------------------------------------------------------------------
Electric Revenue                                                   8%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            7%
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 8/31/02
-------------------------------------------------------------------------------
GO                                                                34%
-------------------------------------------------------------------------------
COPs/Leases                                                       14%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            8%
-------------------------------------------------------------------------------
Housing Revenue                                                    7%
-------------------------------------------------------------------------------
Electric Revenue                                                   7%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          9

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 91.2%

CALIFORNIA -- 81.3%
--------------------------------------------------------------------------------
       $1,095,000  Alameda Unified School District
                   GO, 5.50%, 7/1/03 (FSA)                         $  1,111,502
--------------------------------------------------------------------------------
        2,335,000  Alameda Unified School District
                   GO, 5.50%, 7/1/05 (FSA)                            2,566,399
--------------------------------------------------------------------------------
        1,460,000  Alameda Unified School District
                   GO, 5.50%, 7/1/06 (FSA)                            1,646,822
--------------------------------------------------------------------------------
        2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                            2,972,573
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            3,161,138
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                            1,026,473
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,782,358
--------------------------------------------------------------------------------
        1,235,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   4.50%, 7/1/03                                      1,246,671
--------------------------------------------------------------------------------
          400,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Odd Fellows Home), 4.55%,
                   8/15/03 (California Mortgage
                   Insurance)                                           405,112
--------------------------------------------------------------------------------
          425,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Odd Fellows Home), 4.65%,
                   8/15/04 (California Mortgage
                   Insurance)                                           441,571
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Odd Fellows Home), 4.00%,
                   11/15/07                                           1,594,830
--------------------------------------------------------------------------------
        1,500,000  Azusa Unified School District
                   COP, 3.20%, 8/31/04 (FSA)                          1,502,520
--------------------------------------------------------------------------------
        2,490,000  Beverly Hills Public Financing
                   Auth. Rev., Series 2003 A,
                   4.50%, 6/1/10 (MBIA)(1)                            2,712,058
--------------------------------------------------------------------------------
        3,500,000  California Community College
                   Financing Auth. Rev., Series
                   2002 B, 3.00%, 7/31/03 (FSA)                       3,528,455
--------------------------------------------------------------------------------
        1,965,000  California County TOB
                   Securitization Agency Special
                   Tax Rev., (Alameda County),
                   3.875%, 6/1/08                                     1,977,006
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   3.00%, 5/1/06 (MBIA)                               2,091,520
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/08                                      3,348,510
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,125,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.25%, 5/1/12 (MBIA)                            $  1,261,879
--------------------------------------------------------------------------------
        1,910,000  California Educational Facilities
                   Auth. Rev., Series 1997 A,
                   (University of Southern
                   California), 5.60%, 10/1/03                        1,960,711
--------------------------------------------------------------------------------
          420,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.55%, 4/1/03                             421,487
--------------------------------------------------------------------------------
          440,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                  (Pooled College & University
                   Projects), 5.65%, 4/1/04                             457,807
--------------------------------------------------------------------------------
          465,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.75%, 4/1/05                             498,703
--------------------------------------------------------------------------------
        1,000,000  California GO, 6.35%, 11/1/04
                   (FGIC)                                             1,084,170
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (AMBAC)                                            5,059,419
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,762,800
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (AMBAC)                                            2,819,500
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,322,710
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,134,520
--------------------------------------------------------------------------------
        2,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/10                                            2,124,080
--------------------------------------------------------------------------------
        1,385,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                               1,447,879
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of California
                   Projects), 5.50%, 6/1/10                             569,525
--------------------------------------------------------------------------------
        1,485,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                  (Community College Projects),
                   9.00%, 10/1/03                                     1,549,820
--------------------------------------------------------------------------------
        4,500,000  California Rev. Anticipation
                   Notes, 2.50%, 6/27/03                              4,518,090
--------------------------------------------------------------------------------
        2,000,000  California State University
                   Channel Islands Financing Auth.
                   Rev., (Rental Housing),
                   3.375%,
                   8/1/04 (LOC: Citibank NA)                          2,054,660
--------------------------------------------------------------------------------
          345,000  California Statewide
                   Communities Development
                   Auth. Special Tax COP, Series
                   2001 B, (Pooled Financing
                   Program), 3.00%, 10/1/04
                   (FSA)                                                355,340
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   10

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  400,000  California Statewide
                   Communities Development Auth.
                   Special Tax COP, Series 2001
                   B,  (Pooled Financing Program),
                   3.75%, 10/1/08 (FSA)                            $    428,416
--------------------------------------------------------------------------------
        1,860,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/04                                      1,930,810
--------------------------------------------------------------------------------
        1,125,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/05                                      1,190,790
--------------------------------------------------------------------------------
        1,000,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/06                                      1,063,590
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,302,302
--------------------------------------------------------------------------------
          475,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.25%,
                   2/1/04                                               488,528
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.00%,
                   2/1/07                                               960,935
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.125%,
                   2/1/08                                               962,009
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.125%,
                   2/1/09                                             1,328,477
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.25%,
                   2/1/10                                               722,034
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.25%,
                   2/1/11                                               909,140
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,135,933
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          1,700,415
--------------------------------------------------------------------------------
          310,000  Coachella Valley Recreation &
                   Park District Improvement GO,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               348,034
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $  830,000  Delano Financing Auth. Rev.,
                   (Correctional Facilities), 2.50%,
                   4/1/03                                           $   830,739
--------------------------------------------------------------------------------
          905,000  Delano Financing Auth. Rev.,
                   (Correctional Facilities), 3.00%,
                   4/1/04                                               921,471
--------------------------------------------------------------------------------
          980,000  Delta Diablo Sanitation District
                   Rev., 3.00%, 12/1/03 (FSA)                           994,426
--------------------------------------------------------------------------------
        3,300,000  East Bay Municipal Utility
                   District Rev., 5.20%, 6/1/08
                   (MBIA)                                             3,396,558
--------------------------------------------------------------------------------
        6,000,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)(3)                                   6,376,499
--------------------------------------------------------------------------------
        1,000,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.00%,
                   9/1/03                                             1,013,660
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (AMBAC)                                     1,371,725
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,834,659
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/10 (AMBAC)                                       842,160
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/11 (AMBAC)                                     2,583,424
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Community
                   College District GO, Series
                   2001 A, 4.00%, 8/1/03                              3,037,470
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.75%, 7/1/07 (ACA)                                  532,310
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.875%, 7/1/08 (ACA)                                 654,766
--------------------------------------------------------------------------------
          500,000  Los Angeles County Community
                   Facilities District No. 3 Special
                   Tax, Series 2000 A,
                   (Improvement Area B), 4.125%,
                   9/1/05 (AMBAC)                                       536,185
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, 5.25%, 7/1/11 (FSA)                        2,377,578
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2003 A, 5.00%, 7/1/12 (FSA)(1)                     3,346,950
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          11

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $1,360,000  Los Angeles County Public
                   Works Financing Auth. Lease
                   Rev., Series 1996 A, 6.00%,
                   9/1/04 (MBIA)                                   $  1,458,600
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.00%, 7/1/03                                      1,520,055
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,559,906
--------------------------------------------------------------------------------
        6,450,000  Los Angeles GO, Series 1993 A,
                   5.25%, 9/1/09, Prerefunded at
                   102% of Par(2)(3)                                  6,717,869
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Unified School
                   District COP, Series 2002 B,
                   4.00%, 10/1/04 (FSA)                               2,091,420
--------------------------------------------------------------------------------
        1,160,000  Los Angeles Wastewater
                   System Rev., Series 2003 A,
                   3.80%, 6/1/12 (MBIA)(1)                            1,184,047
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (AMBAC)                                    1,488,935
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (AMBAC)                                    3,437,220
--------------------------------------------------------------------------------
        1,000,000  Oakland Redevelopment
                   Agency Tax Allocation, 3.00%,
                   9/1/05 (FGIC)                                      1,042,880
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (AMBAC)                              1,359,395
--------------------------------------------------------------------------------
          865,000  Orange County Development
                   Agency Tax Allocation GO,
                   4.00%, 9/1/03 (MBIA)                                 877,923
--------------------------------------------------------------------------------
        1,230,000  Orange County Rev., Series
                   1995 A, (Recovery), 6.00%,
                   6/1/08 (MBIA)                                      1,444,684
--------------------------------------------------------------------------------
        2,300,000  Pacific Housing & Finance
                   Agency Lease Rev., Series
                   1999 A, (Pass Thru Obligation-
                   Lease Purchase), 4.625%,
                   12/1/04 (MBIA)                                     2,380,799
--------------------------------------------------------------------------------
          735,000  Paradise Irrigation District Rev.,
                   3.50%, 7/1/03 (AMBAC)                                741,130
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1), 5.00%,
                   10/1/07 (MBIA)                                     2,036,178
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          659,623
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,994,174
--------------------------------------------------------------------------------
        1,500,000  Riverside Unified School
                   District GO, Series 2002 A,
                   3.00%, 2/1/04 (FGIC)                               1,526,730
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $1,000,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 4.70%, 12/1/03                          $  1,027,370
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             4,319,308
--------------------------------------------------------------------------------
        5,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/08 (FSA)                       5,661,949
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,915,182
--------------------------------------------------------------------------------
          160,000  Sacramento Schools Insurance
                   Auth. Rev., Series 1993 C,
                   (Workers Compensation
                   Program), 5.75%, 6/1/03(2)                           161,968
--------------------------------------------------------------------------------
        1,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical Center
                   Financing), 5.20%, 8/1/04
                   (MBIA)                                             1,057,830
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            2,152,360
--------------------------------------------------------------------------------
        1,040,000  San Buenaventura COP, Series
                   2002 B, 3.25%, 1/1/04
                   (AMBAC)                                            1,058,720
--------------------------------------------------------------------------------
        1,075,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/05
                   (AMBAC)                                            1,120,795
--------------------------------------------------------------------------------
        1,115,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/06
                   (AMBAC)                                            1,176,637
--------------------------------------------------------------------------------
        1,720,000  San Francisco City & County
                   Redevelopment Financing Auth.
                   Tax Allocation, Series 2003 C,
                   4.50%, 8/1/12 (FGIC)(1)                            1,846,317
--------------------------------------------------------------------------------
          710,000  Santa Ana Unified School
                   District GO, 4.00%, 8/1/10
                   (MBIA)                                               751,017
--------------------------------------------------------------------------------
        3,120,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/04 (AMBAC)                             3,285,422
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (AMBAC)                             2,284,600
--------------------------------------------------------------------------------
        5,000,000  Santa Clara County Financing
                   Auth. Rev., (Measure B
                   Transportation Improvement
                   Program), 4.00%, 8/1/06(1)                         5,321,199
--------------------------------------------------------------------------------
          920,000  Santa Maria Redevelopment
                   Agency Lease Rev., (Town
                   Center & West Side Parking
                   Facilities), 5.00%, 6/1/09
                   (AMBAC)(1)                                         1,032,774
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Rev., Series
                   1994 C, (Foothill Area), 7.50%,
                   8/15/07 (FGIC)                                     1,538,275
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   12

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,500,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (San Juan Unit 3),
                   4.00%, 1/1/05 (FSA)                             $  1,578,090
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,320,550
--------------------------------------------------------------------------------
          515,000  Tehachapi COP, (Installment
                   Sale), 4.80%, 11/1/04 (FSA)                          546,487
--------------------------------------------------------------------------------
        1,000,000  Vallejo City Unified School
                   District GO, Series 2002 A,
                   4.80%, 2/1/12 (MBIA)                               1,096,080
--------------------------------------------------------------------------------
        3,500,000  William S. Hart Union High
                   School District COP, (School
                   Facilities), 2.40%, 1/15/04
                   (FSA)                                              3,534,895
--------------------------------------------------------------------------------
        2,815,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/04 (XLCA)                         2,866,993
--------------------------------------------------------------------------------
        3,060,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/05 (XLCA)                         3,166,978
--------------------------------------------------------------------------------
        1,375,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/07 (XLCA)                         1,429,051
--------------------------------------------------------------------------------
                                                                    199,413,026
--------------------------------------------------------------------------------
GUAM -- 2.3%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited GO,
                   Series 2001 A, 5.00%, 12/1/09
                   (FSA)(3)                                           5,653,749
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.9%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,539,713
--------------------------------------------------------------------------------
          675,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                          747,590
--------------------------------------------------------------------------------
                                                                      2,287,303
--------------------------------------------------------------------------------
PUERTO RICO -- 6.0%
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, 5.00%, 7/1/05 (FGIC)                           2,173,720
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/06                          3,304,261
--------------------------------------------------------------------------------
        2,460,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/08                          2,732,494
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,715,400
--------------------------------------------------------------------------------
        1,530,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   5.00%, 8/1/04 (FSA)                                1,615,282
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                             $  1,441,542
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                  (Government Facilities), 5.50%,
                   7/1/10 (Commonwealth
                   Guaranteed)                                        1,695,270
--------------------------------------------------------------------------------
                                                                     14,677,969
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.7%
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   5.50%, 10/1/07                                     1,631,820
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $214,777,088)                                                 223,663,867
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 8.8%

CALIFORNIA -- 8.8%
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1991 A, (Adventist Health
                   System), VRDN, 1.05%, 3/6/03
                   (LOC: Toronto Dominion Bank)                       2,000,000
--------------------------------------------------------------------------------
        6,000,000  California Rev. Anticipation
                   Notes, VRDN, 1.34%, 3/6/03                         5,987,400
--------------------------------------------------------------------------------
        4,000,000  California Rev. Anticipation
                   Notes, Series 2002 G, VRDN,
                   1.23%, 3/6/03                                      3,986,000
--------------------------------------------------------------------------------
        1,200,000  Irvine COP, (Assessment
                   District No. 94-13), VRDN,
                   1.10%, 3/3/03 (LOC: Canadian
                   Imperial Bank)                                     1,200,000
--------------------------------------------------------------------------------
        3,000,000  Los Angeles GO, VRDN, 1.07%,
                   3/6/03 (MBIA)                                      3,000,000
--------------------------------------------------------------------------------
        1,000,000  Los Angeles Multifamily
                   Housing Rev., Series 2002 K,
                   VRDN, 1.02%, 3/6/03 (FNMA)                         1,000,000
--------------------------------------------------------------------------------
        4,400,000  Western Riverside County
                   Regional Wastewater Auth.
                   Rev., VRDN, 1.10%, 3/3/03
                   (LOC: Dexia Credit Local)                          4,400,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $21,600,000)                                                   21,573,400
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $236,377,088)                                                $245,237,267
================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          13

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 2003.

XLCA = XL Capital Assurance Corp.

(1)  When-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

See Notes to Financial Statements.

-----
   14

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------------------------
                            CALIFORNIA INT.-TERM   LEHMAN 5-YEAR   CALIF. INTERMEDIATE MUNICIPAL DEBT FUNDS(2)
                                  TAX-FREE           GO INDEX           AVERAGE RETURN   FUND'S RANKING
-------------------------------------------------------------------------------------------------------------
   6 months(1)                      2.67%              3.34%                1.90%            --
-------------------------------------------------------------------------------------------------------------
   1 Year                           6.54%              7.50%                5.41%         6 out of 35
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------
   3 Years                          7.55%              7.92%                7.17%         6 out of 30
-------------------------------------------------------------------------------------------------------------
   5 Years                          5.40%              5.87%                5.11%         4 out of 23
-------------------------------------------------------------------------------------------------------------
   10 Years                         5.42%              5.60%                5.13%         2 out of 9
-------------------------------------------------------------------------------------------------------------

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 43-47 for information about returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28
------------------------------------------------------------------------------------------------------------------------
                        1994      1995      1996      1997      1998      1999      2000      2001       2002     2003
------------------------------------------------------------------------------------------------------------------------
California Int.-Term
Tax-Free                4.01%     1.36%    10.23%     4.21%     7.60%     5.46%    -0.84%     10.17%     5.98%     6.54%
------------------------------------------------------------------------------------------------------------------------
Lehman 5-Year
GO Index                3.66%     1.97%     9.91%     4.76%     6.50%     5.72%     0.09%      9.51%     6.75%     7.50%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for California
Intermediate-Term Tax-Free. Returns for the Lehman 5-Year GO Index are provided for comparison. California Intermediate-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          15

California Intermediate-Term Tax-Free - Portfolio Commentary

By Robert Miller, portfolio manager

PERFORMANCE OVERVIEW

For the six months ended February 28, 2003, California Intermediate-Term
Tax-Free performed extremely well compared with its Lipper peers. The fund's longer-term returns also put it in good standing (see the previous page).

Our ongoing focus on adding value through security selection probably enhanced performance the most. In addition, we emphasized high-quality bonds that seemed likely to hold up well in the challenging environment. Thanks largely to those strategies, we secured another impressive performance for the fund.

YIELDS AS OF FEBRUARY 28, 2003
-------------------------------------------------------------------------------
30-DAY SEC YIELD                                        2.53%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
   33.79% Tax Bracket                                   3.82%
-------------------------------------------------------------------------------
   36.51% Tax Bracket                                   3.98%
-------------------------------------------------------------------------------
   41.05% Tax Bracket                                   4.29%
-------------------------------------------------------------------------------
   44.31% Tax Bracket                                   4.54%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

ECONOMIC & MARKET BACKDROP

Municipal bonds produced modest returns for the six months. Decreased consumer and business spending and a tougher labor market weighed on U.S. economic growth, boosting demand for bonds. Investors also bought bonds as tensions mounted between the U.S.  and Iraq, and as North Korea revisited nuclear arms production.

Investors gravitated toward high-quality bonds in that environment, searching for a perceived safe-haven from financial market volatility and generally  poor stock performance. But going into 2003, consumer sentiment changed, causing bonds to relinquish some of their earlier gains as investors grew optimistic about the near-term prospects for corporate America.

Challenging times for California and historically low interest rates were byproducts of the slumping economy, which resulted in the slight deterioration of the state's credit rating. The dropoff in state and local tax revenues meant financing needs increased. That drove up municipal bond supply, which included the biggest single issuance  in U.S. municipal bond history as California sold securities for power-related financing.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 2/28/03
-------------------------------------------------------------------------------
Net Assets                                        $477.9 million
-------------------------------------------------------------------------------
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.4 yrs               8.5 yrs
-------------------------------------------------------------------------------
Average Duration                           5.0 yrs               5.2 yrs
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
AAA                                          75%                   75%
-------------------------------------------------------------------------------
AA                                           10%                    8%
-------------------------------------------------------------------------------
A                                            10%                   11%
-------------------------------------------------------------------------------
BBB                                           5%                    6%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on pages 44-45 for more information.

Investment terms are defined in the Glossary.                       (continued)

-----
   16

California Intermediate-Term Tax-Free - Portfolio Commentary

When combined with the economic factors impacting the state, the record-setting volume of new securities issued during 2002 weighed on the value of California municipal bonds compared with those of other states. But the impact was tempered by fairly strong demand, as investors nationwide bought up California municipal securities at attractive relative prices.

PORTFOLIO STRATEGIES

We continued to work closely with our credit research team, which played an invaluable role in helping us to navigate the challenging conditions. The team led us away from lower-quality bonds that seemed to offer too little yield for too much risk. We also limited the portfolio's exposure to uninsured California general obligation bonds, which are bonds backed solely by the state's  credit pledge.

Instead, we looked for essential-service revenue bonds. Such bonds are backed by revenues from sources such as water and sewer usage; because those services are always needed, such bonds tend to be fairly stable in any environment.

Premium callable bonds represented another key portfolio ingredient. Premium bonds carry coupons greater than prevailing yields, causing the bonds to trade at prices above face value. Issuers can buy back callable bonds at specified periods prior to their maturities. Those bonds can provide benefits in conditions like the last six months when rates are volatile.

When bond yields rise, premium callable bonds offer higher coupon yields that help to maintain income, while acting like shorter-maturity bonds (due to their call features). That's important because the lower a portfolio's interest rate sensitivity when rates rise, the better. Because investors received mixed signals concerning the economy, these securities were highly sought after
--especially during the latter part of 2002--and they performed very well for
us.

Keeping the portfolio concentrated in high-quality municipal bonds enhanced performance as well. Safety and liquidity remained key concerns for investors, boosting the performance of high-quality investment-grade bonds. That's why we held 85% of the portfolio in AAA and AA municipal bonds at the end of February.

ON THE HORIZON

We expect economic and geopolitical uncertainties to remain key market drivers for now, and therefore don't expect to make any major portfolio changes in the near term.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 2/28/03
-------------------------------------------------------------------------------
COPs/Leases                                                       21%
-------------------------------------------------------------------------------
GO                                                                20%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           11%
-------------------------------------------------------------------------------
Electric Revenue                                                   9%
-------------------------------------------------------------------------------
Sales Tax Revenue                                                  8%
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 8/31/02
-------------------------------------------------------------------------------
GO                                                                25%
-------------------------------------------------------------------------------
COPs/Leases                                                       19%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           12%
-------------------------------------------------------------------------------
Electric Revenue                                                  10%
-------------------------------------------------------------------------------
Sales Tax Revenue                                                  9%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          17

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.4%

CALIFORNIA -- 88.0%
--------------------------------------------------------------------------------
      $ 1,000,000  Adelanto Public Financing Auth.
                   GO, (Community Correctional
                   Facility), 4.00%, 4/1/05                        $  1,052,660
--------------------------------------------------------------------------------
        4,845,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)                                             5,639,192
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,554,441
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 5.00%, 11/15/08                             1,718,329
--------------------------------------------------------------------------------
        5,000,000  Beverly Hills Public Financing
                   Auth. Rev., Series 2003 A,
                   5.25%, 6/1/12 (MBIA)(1)                            5,671,800
--------------------------------------------------------------------------------
        3,500,000  California Community College
                   Financing Auth. Rev., Series
                   2002 B, 3.00%, 7/31/03 (FSA)                       3,528,455
--------------------------------------------------------------------------------
        4,795,000  California Department of Water
                   Resources Rev., Series 1992 J2,
                   (Central Valley Project), 5.80%,
                   12/1/04                                            5,181,141
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Rev., Series 1998 U,
                   5.125%, 12/1/08, Prerefunded
                   at 101% of Par(2)                                  1,261,768
--------------------------------------------------------------------------------
          915,000  California Department of Water
                   Resources Rev., Series 1998 U,
                   5.125%, 12/1/12                                    1,014,030
--------------------------------------------------------------------------------
        1,500,000  California Department of Water
                   Resources Rev., Series 2001 W,
                   (Central Valley Project),
                   5.50%,
                   12/1/17                                            1,670,040
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/08                                      2,232,340
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/12                                      3,343,050
--------------------------------------------------------------------------------
        5,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/17 (XLCA)                              5,483,350
--------------------------------------------------------------------------------
        5,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/22                                     5,190,200
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,131,240
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,178,658
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,755,966
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                          $  6,168,449
--------------------------------------------------------------------------------
        2,475,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             2,888,053
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (AMBAC)                                            5,296,794
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (AMBAC)                                            3,885,297
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,712,100
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14
                   (FGIC)(3)                                         10,924,000
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,213,360
--------------------------------------------------------------------------------
        5,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/13                                            5,150,650
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,088,670
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,179,684
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev. COP, Series 1992 A,
                   (Archives Building Project),
                   6.20%, 12/1/05 (AMBAC)                             3,392,490
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev. COP, Series 1994 A,
                   (Various University of
                   California
                   Projects), 6.15%, 11/1/04                          3,292,050
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06
                   (California Mortgage Insurance)(2)                 9,059,759
--------------------------------------------------------------------------------
        3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                      3,648,220
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,839,194
--------------------------------------------------------------------------------
        3,100,000  California University Fresno
                   Association Inc. Rev.,
                  (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12                             3,278,560
--------------------------------------------------------------------------------
        1,250,000  California University System
                   Rev., Series 2002 A, 5.375%,
                   11/1/18 (AMBAC)                                    1,380,888
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   18

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (AMBAC)                    $  2,925,376
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,305,989
--------------------------------------------------------------------------------
        1,220,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 6.00%,
                   2/1/20                                             1,276,169
--------------------------------------------------------------------------------
        1,070,000  Central Union High School
                   District-Imperial County GO,
                   5.00%, 8/1/17 (FGIC)                               1,152,411
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)                                      2,404,655
--------------------------------------------------------------------------------
        1,535,000  Chaffey Community College
                   District GO, Series 2002 A,
                   5.25%, 7/1/14 (FSA)                                1,729,055
--------------------------------------------------------------------------------
        5,000,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          5,668,050
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,284,340
--------------------------------------------------------------------------------
        5,435,000  Contra Costa Transportation
                   Auth. Sales Tax Rev., Series
                   1993 A, 6.00%, 3/1/05 (FGIC)                       5,949,749
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation, 6.00%, 9/1/08 (FSA)                    1,411,369
--------------------------------------------------------------------------------
        1,000,000  East Bay Municipal Utility
                   District Rev., 5.75%, 6/1/04
                   (MBIA)                                             1,058,040
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,561,602
--------------------------------------------------------------------------------
        4,000,000  El Cajon Redevelopment
                   Agency COP, 5.20%, 10/1/15
                   (AMBAC)                                            4,377,680
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/16
                   (FGIC)                                             1,220,903
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/17
                   (FGIC)                                             1,129,599
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified School
                   District Facilities Improvement
                   No. 2 GO, Series 2002 A,
                   5.375%, 10/1/15 (MBIA)                             1,122,120
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified School
                   District Facilities Improvement
                   No. 2 GO, Series 2002 A,
                   5.375%, 10/1/16 (MBIA)                             1,363,156
--------------------------------------------------------------------------------
        1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                      1,374,254
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                   $  1,437,086
--------------------------------------------------------------------------------
          500,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/04                                               521,670
--------------------------------------------------------------------------------
        1,385,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/06                                             1,500,744
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,815,832
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,938,103
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/16                                      2,791,485
--------------------------------------------------------------------------------
        5,220,000  Fresno Special Tax Rev.,
                   (Community Facilities District
                   No. 3), 4.75%, 9/1/05 (LOC:
                   Rabobank International)                            5,244,116
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA-IBC)                                 8,796,406
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16 (AMBAC)                                     1,874,258
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax GO, (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (AMBAC)                             3,097,788
--------------------------------------------------------------------------------
        1,125,000  Lodi COP, Series 2002 C,
                   4.00%, 7/1/09 (MBIA)                               1,201,556
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/16                          2,176,647
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Capital Asset
                   Lease Rev., 5.875%, 12/1/05
                   (AMBAC)                                            4,497,080
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   5.30%, 7/1/13 (ACA)                                1,070,376
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,371,228
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposition A), 5.25%,
                   7/2/12 (MBIA)                                      3,341,820
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          19

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposition A), 5.25%,
                   7/1/13 (FSA)                                    $  3,363,390
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposition A), 5.25%,
                   7/1/16 (FSA)                                       7,332,368
--------------------------------------------------------------------------------
        2,500,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2003 A, (Proposition A) 5.00%,
                   7/1/18 (FSA)(1)                                    2,676,000
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County Sanitation
                   Districts Financing Auth. Rev.,
                   Series 1993 A, (Capital
                   Projects), 5.20%, 10/2/05                          2,086,100
--------------------------------------------------------------------------------
        1,720,000  Los Angeles County Special Tax
                   Rev., (Bus Acquisition), 4.00%,
                   7/1/04                                             1,784,242
--------------------------------------------------------------------------------
        3,515,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.20%, 7/1/04                     3,742,737
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     4,327,416
--------------------------------------------------------------------------------
        2,675,000  Los Angeles Unified School
                   District COP, Series 2002 B,
                   4.00%, 10/1/05 (FSA)                               2,866,610
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             4,042,955
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/12, Prerefunded at
                   101% of Par (MBIA)(2)                              3,680,373
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/14 (FGIC)(3)                           9,446,399
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,578,500
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/17 (FSA)                       1,545,638
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev., Series
                   1992 B, 8.00%, 7/1/08                              3,820,980
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev., Series
                   2001 A, 5.125%, 7/1/09                             3,302,812
--------------------------------------------------------------------------------
        3,075,000  Metropolitan Water District of
                   Southern California Rev., Series
                   2001 A, 5.25%, 7/1/15                              3,398,398
--------------------------------------------------------------------------------
        1,520,000  Mojave Unified School District
                   Facilities Improvement No. 1
                   GO, 5.25%, 8/1/20 (FGIC)                           1,635,155
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                   $  1,250,249
--------------------------------------------------------------------------------
        4,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/07 (AMBAC)                                    4,560,960
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (AMBAC)                              1,452,698
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,042,980
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (AMBAC)                                    2,548,793
--------------------------------------------------------------------------------
        1,580,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (AMBAC)                             1,781,782
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (AMBAC)                             1,117,740
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (AMBAC)                             3,364,300
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             2,003,525
--------------------------------------------------------------------------------
        1,330,000  Oxnard Harbor District Rev.,
                   7.00%, 8/1/04 (FSA)                                1,439,792
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,958,942
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,242,415
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                             1,116,878
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. COP, Series 1993 A,
                   5.40%, 11/1/20 (AMBAC)                             9,065,199
--------------------------------------------------------------------------------
        5,290,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A, (City
                   Hall & Redevelopment),
                   5.25%, 12/1/15 (FSA)
                                                                      5,898,826
--------------------------------------------------------------------------------
        1,625,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 A, 6.25%, 8/15/10 (MBIA)                      1,954,843
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(2)                                          1,937,023
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   20

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,980,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1994 H, 5.75%, 1/1/04,
                   Prerefunded at 102% of Par
                   (MBIA)(2)                                       $  3,158,055
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (AMBAC)                                            3,667,316
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,679,023
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07 (MBIA)                      5,791,300
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (AMBAC)                                            1,922,418
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (AMBAC)                                            2,014,359
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.70%, 11/1/17                                     2,196,379
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.80%, 11/1/21                                     2,836,973
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Rev., (North Park),
                   5.90%, 9/1/25                                      1,530,708
--------------------------------------------------------------------------------
        4,000,000  San Diego Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1994 A,
                   6.00%, 4/1/04 (FGIC)                               4,210,920
--------------------------------------------------------------------------------
        1,000,000  San Francisco City & County
                   Airports Commission Rev.,
                   Series 2001-27 B, 5.25%,
                   5/1/17 (FGIC)                                      1,081,660
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,554,690
--------------------------------------------------------------------------------
        1,790,000  San Francisco City & County
                   Redevelopment Financing Auth.
                   Tax Allocation, Series 2003 C,
                   4.50%, 8/1/13 (FGIC)(1)                            1,910,485
--------------------------------------------------------------------------------
        1,115,000  San Francisco City & County
                   Redevelopment Financing Auth.
                   Tax Allocation, Series 2003 C,
                   5.25%, 8/1/17 (FGIC)(1)                            1,224,348
--------------------------------------------------------------------------------
        1,500,000  San Leandro COP, (Seismic
                   Retrofit Financing), 5.90%,
                   6/1/13                                             1,545,570
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A, 5.25%,
                   6/1/18 (MBIA)                                      3,028,480
--------------------------------------------------------------------------------
        1,155,000  Santa Ana Unified School
                   District GO, 5.375%, 8/1/18
                   (MBIA)                                             1,271,089
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (AMBAC)                         $  3,729,656
--------------------------------------------------------------------------------
        2,975,000  Santa Clara County Financing
                   Auth. Rev., Series 2000 B,
                  (Multiple Facilities Projects),
                   5.00%, 5/15/03 (AMBAC)                             3,000,050
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,279,574
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%,
                   9/1/16 (MBIA)                                      1,240,333
--------------------------------------------------------------------------------
        1,680,000  Santa Maria Redevelopment
                   Agency Lease Rev., (Town
                   Center & West Side Parking
                   Facilities), 4.00%, 6/1/06
                   (AMBAC)(1)                                         1,810,150
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,426,638
--------------------------------------------------------------------------------
        2,450,000  Snowline Joint Unified School
                   District COP, 6.30%, 7/1/11,
                   Prerefunded at 102% of Par(2)                      2,543,174
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (PNC Bank)                                  2,433,400
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/17
                   (FSA)                                              5,456,450
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/18
                   (FSA)                                              3,612,380
--------------------------------------------------------------------------------
           60,000  Southern California Public
                   Power Auth. Transmission Rev.,
                   5.625%, 7/1/03 (MBIA-IBC)                             60,932
--------------------------------------------------------------------------------
        5,000,000  Southern California Rapid
                   Transit District COP, (Workers
                   Compensation), 6.40%, 7/1/04
                   (MBIA)                                             5,097,650
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/17 (AMBAC)                                     2,231,079
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,243,920
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,929,968
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                343,876
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (AMBAC)                              2,040,714
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/13 (FSA)                                1,137,268
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          21

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14 (FSA)                             $  1,193,227
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15 (FSA)                                1,245,118
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16 (FSA)                                1,305,490
--------------------------------------------------------------------------------
          730,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                  (Community Correctional
                   Facility), 5.50%, 1/1/06                             775,311
--------------------------------------------------------------------------------
        1,810,000  Tobacco Securitization Auth. of
                   Southern California Rev., Series
                   2002 A, 4.60%, 6/1/10                              1,845,132
--------------------------------------------------------------------------------
        2,670,000  Tobacco Securitization Auth. of
                   Southern California Rev., Series
                   2002 A, 4.70%, 6/1/11                              2,699,877
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,232,320
--------------------------------------------------------------------------------
          410,000  Watsonville Hospital Insured
                   Rev., Series 1996 A, 5.45%,
                   7/1/03 (California Mortgage
                   Insurance)(2)                                        415,834
--------------------------------------------------------------------------------
        3,980,000  Whittier Health Facility Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                               4,525,260
--------------------------------------------------------------------------------
        3,250,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/06 (XLCA)                         3,384,583
--------------------------------------------------------------------------------
        1,465,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (AMBAC)                         1,655,201
--------------------------------------------------------------------------------
                                                                    428,880,946
--------------------------------------------------------------------------------
GUAM -- 1.0%
--------------------------------------------------------------------------------
        4,000,000  Guam Government GO, Series
                   2001 A, 5.50%, 12/1/10 (FSA)                       4,656,400
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,112,240
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,110,760
--------------------------------------------------------------------------------
                                                                      2,223,000
--------------------------------------------------------------------------------
PUERTO RICO -- 5.7%
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series 1998 A,
                   5.50%, 7/1/08 (AMBAC)                              3,467,610
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,138,635
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                3,047,675
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                             $  3,673,800
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 A,
                   5.00%, 8/1/03 (FSA)                                3,051,240
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,694,499
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (AMBAC)                              3,708,340
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                  (Government Facilities), 5.25%,
                   7/1/11 (Commonwealth
                   Guaranteed)                                        5,176,368
--------------------------------------------------------------------------------
                                                                     27,958,167
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.2%
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                     1,110,879
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $431,852,684)                                                 464,829,392
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 4.6%

CALIFORNIA -- 4.6%
--------------------------------------------------------------------------------
        6,000,000  California Rev. Anticipation
                   Notes, Series 2002 G, VRDN,
                   1.23%, 3/6/03                                      5,979,000
--------------------------------------------------------------------------------
        7,000,000  California Rev. Anticipation
                   Notes, VRDN, 1.34%, 3/6/03                         6,985,300
--------------------------------------------------------------------------------
           17,000  Irvine COP, (Assessment
                   District No. 94-13), VRDN,
                   1.10%, 3/3/03 (LOC: Canadian
                   Imperial Bank)                                        17,000
--------------------------------------------------------------------------------
        2,600,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 93-14), VRDN,
                   1.10%, 3/3/03 (LOC: Bank of
                   America NA)                                        2,600,000
--------------------------------------------------------------------------------
        4,500,000  Los Angeles Multifamily
                   Housing Rev., Series 2002 K,
                   VRDN, 1.02%, 3/6/03                                4,500,000
--------------------------------------------------------------------------------
        2,190,000  Orange County Sanitation
                   Districts COP, Series 2000 B,
                   VRDN, 1.10%, 3/3/03 (LOC:
                   Dexia Public Finance Bank SA)                      2,190,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $22,307,000)                                                   22,271,300
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $454,159,684)                                                $487,100,692
================================================================================

See Notes to Financial Statements.                                  (continued)

-----
   22

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 2003.

XLCA = XL Capital Assurance Corp.

(1)  When-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

See Notes to Financial Statements.

                                                                          -----
                                                                          23

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2003
-----------------------------------------------------------------------------------------------------
                            CALIFORNIA LONG-   LEHMAN LONG-TERM    CALIFORNIA MUNICIPAL DEBT FUNDS(2)
                              TERM TAX-FREE     MUNICIPAL INDEX     AVERAGE RETURN   FUND'S RANKING
-----------------------------------------------------------------------------------------------------
   6 months(1)                   2.79%              3.65%               2.31%             --
-----------------------------------------------------------------------------------------------------
   1 Year                        6.62%              8.03%               5.81%        22 out of 111
-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------
   3 Years                       9.08%             10.46%               7.97%         9 out of 101
-----------------------------------------------------------------------------------------------------
   5 Years                       5.60%              6.10%               4.83%         9 out of 87
-----------------------------------------------------------------------------------------------------
   10 Years                      6.12%              6.75%               5.64%         5 out of 45
-----------------------------------------------------------------------------------------------------

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 43-47 for information about returns, the comparative index, and Lipper fund rankings.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28
------------------------------------------------------------------------------------------------------------------------
                        1994      1995       1996      1997      1998      1999      2000      2001    2002     2003
------------------------------------------------------------------------------------------------------------------------
California Long-
Term Tax-Free           6.51%     0.17%     12.26%     5.01%     9.67%     6.17%    -4.68%    14.08%   6.68%     6.62%
------------------------------------------------------------------------------------------------------------------------
Lehman Long-Term
Municipal Index         6.28%     0.96%     12.56%     6.18%    11.46%     6.40%    -6.23%    16.39%   7.18%     8.03%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for California
Long-Term Tax-Free. Returns for the Lehman Long-Term  Municipal Bond Index are
provided for comparison. California Long-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would payon fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
   24

California Long-Term Tax-Free - Portfolio Commentary

By Dave MacEwen, portfolio manager

PERFORMANCE PERSPECTIVE: STRONG VS. PEERS

During a rollercoaster six months, California Long-Term Tax-Free (Cal Long-Term)
posted a solid 2.79% return (see the previous page).

Fund performance looked good from two important perspectives. First, it compared well with U.S. stocks and the money market. Stocks, as represented by the S&P
500 Index, declined 7.29% during the six months. The money market, as represented by the three-month Treasury bill, returned just 0.77%, according to
Lehman Brothers.

YIELDS AS OF FEBRUARY 28, 2003
-------------------------------------------------------------------------------
30-DAY SEC YIELD                                       3.61%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
   33.79% Tax Bracket                                  5.45%
-------------------------------------------------------------------------------
   36.51% Tax Bracket                                  5.69%
-------------------------------------------------------------------------------
   41.05% Tax Bracket                                  6.12%
-------------------------------------------------------------------------------
   44.31% Tax Bracket                                  6.48%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

For the six months, Cal Long-Term also compared well with its peer group--118
California municipal debt funds tracked by Lipper Inc.--for both total return and yield. The average peer group return was 2.31%, compared with 2.79% for the fund, and the average 30-day SEC yield on February 28, 2003, was 3.48%, compared with 3.61% for the fund.

FAVORABLE VS. UNFAVORABLE MARKET FACTORS

The positive returns for most California municipal bonds (Cal munis) during the six months indicate that more (or stronger) factors favored them than opposed them. Favorable factors included: 1) declining U.S. economic growth as tensions with Iraq increased, 2) renewed demand for bonds as the stock market lost momentum, and 3) higher demand as investors recognized that munis looked relatively inexpensive compared with Treasury securities.

But Cal munis underperformed the broad muni market (the Lehman Municipal Bond
Index returned 3.36%) and taxable U.S. government debt (the 10-year Treasury note returned 5.79%). Factors working against Cal munis included: 1)
fourth-quarter announcements that California faces an estimated $35 billion budget deficit over the next year and a half, 2) the resulting downgrade in
California's general obligation debt by Standard & Poor's from A+ to A (which is still a solid investment-grade rating), and 3) heavy bond issuance and refinancing, which boosted supply.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 2/28/03
-------------------------------------------------------------------------------
Net Assets                                        $541.7 million
-------------------------------------------------------------------------------
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  16.8 yrs              16.1 yrs
-------------------------------------------------------------------------------
Average Duration                           7.1 yrs               6.5 yrs
-------------------------------------------------------------------------------
Expense Ratio                              0.51%*                0.51%
-------------------------------------------------------------------------------
* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/03               8/31/02
-------------------------------------------------------------------------------
AAA                                          73%                   65%
-------------------------------------------------------------------------------
AA                                            4%                   10%
-------------------------------------------------------------------------------
A                                            12%                   15%
-------------------------------------------------------------------------------
BBB                                          11%                   10%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on pages 44-45 for more information.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          25

California Long-Term Tax-Free - Portfolio Commentary

ANALYZING THE FUND'S COMPETITIVE RETURN

California's credit issues played to the strengths of our muni team--careful credit research and bond selection. The team's time-tested review processes and investment discipline helped the portfolio avoid problem areas.

We also believe we beat the peer group's average total return in part by managing the portfolio's sensitivity to interest rate changes well. Munis, like mortgages, can be refinanced ("called") when interest rates decline. This "call"
feature means that munis tend to become more sensitive to rate changes when rates rise (they "extend" because they're less likely to be called) and less sensitive when rates fall (they "shorten" because calls are more likely).

Muni portfolio managers can obtain call protection with non-callable bonds. We believe Cal Long-Term had a higher percentage of non-callables than the peer group average. The peer group tends to reflect the fact that the muni market consists mostly of callable securities--approximately 90+% of long-term munis.
This came into play at the end of last year when munis rallied (as stocks declined) and many muni portfolios "shortened." We believe Cal Long-Term shortened less than others, and captured more gains.

ANALYZING THE FUND'S  COMPETITIVE YIELD

Another key to Cal Long-Term's higher return and yield than the peer group averages is relatively low expenses. As of February 28, 2003, the fund's annualized expense ratio was just 0.51% compared with the 1.08% peer group average. Over time, lower expenses translate into higher relative yields  and returns.

Speaking of higher yields, despite the muni rally over the six months (which caused most muni yields to fall), Cal Long-Term's 30-day SEC yield rose,  from
3.50% to 3.61%. That happened primarily because we used periods of heavy bond issuance--when increasing supply caused higher yields--to buy bonds at attractive yields. We also sold lower-yielding bonds into rallies during the period and bought higher-yielding premium bonds. They--along with the higher portfolio yield--should help provide some cushion when interest rates eventually start to rise.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 2/28/03
-------------------------------------------------------------------------------
COPs/Leases                                                       26%
-------------------------------------------------------------------------------
Tax Allocation Revenue                                            12%
-------------------------------------------------------------------------------
Electric Revenue                                                   9%
-------------------------------------------------------------------------------
GO                                                                 9%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            8%
-------------------------------------------------------------------------------
                                                                  AS OF
                                                                 8/31/02
-------------------------------------------------------------------------------
COPs/Leases                                                       28%
-------------------------------------------------------------------------------
GO                                                                13%
-------------------------------------------------------------------------------
Tax Allocation Revenue                                            11%
-------------------------------------------------------------------------------
Hospital Revenue                                                  10%
-------------------------------------------------------------------------------
Escrowed to Maturity                                               9%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

-----
   26

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.2%

CALIFORNIA -- 97.3%
--------------------------------------------------------------------------------
      $ 1,980,000  Alameda COP, 5.00%, 5/1/25                      $  1,996,533
--------------------------------------------------------------------------------
        1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, 5.125%,
                   10/1/17 (MBIA)                                     1,280,892
--------------------------------------------------------------------------------
        2,300,000  Alameda County COP, 6.80%,
                   6/15/17 (MBIA)(1)                                  1,173,092
--------------------------------------------------------------------------------
       10,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A, (Municipal
                   Facilities), 5.50%, 1/1/32
                   (MBIA)                                            10,783,391
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/22
                   (MBIA)                                             5,141,510
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/27
                   (MBIA)                                             6,424,329
--------------------------------------------------------------------------------
        1,000,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (AMBAC)                                            1,300,740
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/17 (FSA)                        1,330,657
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/18 (FSA)                        1,326,115
--------------------------------------------------------------------------------
        1,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               1,787,205
--------------------------------------------------------------------------------
        1,000,000  Blythe Redevelopment No. 1
                   Tax Allocation GO, 5.80%,
                   5/1/28                                             1,032,630
--------------------------------------------------------------------------------
        2,120,000  Brea Redevelopment Agency
                   Tax Allocation Rev., (Project AB),
                   6.125%, 8/1/13 (MBIA)                              2,205,351
--------------------------------------------------------------------------------
        1,950,000  Cabrillo Community College
                   District, Series 2000 B, 6.15%,
                   8/1/20 (FGIC)(1)                                     825,708
--------------------------------------------------------------------------------
        7,300,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/22                                     7,577,692
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/30                        4,392,880
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            4,291,120
--------------------------------------------------------------------------------
        1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                            1,955,462
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,035,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/21                        $  3,241,016
--------------------------------------------------------------------------------
        1,435,000  California Educational Facilities
                   Auth. Rev., Series 2002 A,
                   (University of San Diego),
                   5.50%, 10/1/32                                     1,505,573
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%, 10/1/11
                   (AMBAC)                                            3,583,560
--------------------------------------------------------------------------------
        1,410,000  California GO, Series 1984 B,
                   (New Prison Construction),
                   10.00%, 8/1/03                                     1,459,463
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(1)                                  2,342,730
--------------------------------------------------------------------------------
        1,905,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage Insurance)                    1,952,739
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage Insurance)                    1,317,658
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(2)                      6,148,881
--------------------------------------------------------------------------------
          870,000  California Housing Finance
                   Agency Multi-Unit Rental Rev.,
                   6.875%, 2/1/22                                       876,308
--------------------------------------------------------------------------------
        2,520,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series 1998 C4,
                   5.65%, 8/1/16 (FHA/VA)                             2,686,673
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (AMBAC)                             4,334,200
--------------------------------------------------------------------------------
       18,600,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)(3)                            20,940,066
--------------------------------------------------------------------------------
        3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                     3,512,266
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)                                       4,906,564
--------------------------------------------------------------------------------
       16,000,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC, California
                   Mortgage Insurance)                               16,616,799
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          27

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,040,000  California University System
                   Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/32 (MBIA)                                  $  1,106,737
--------------------------------------------------------------------------------
        1,340,000  California University System
                   Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/37 (MBIA)                                     1,422,691
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax GO, (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,663,207
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,484,916
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,937,590
--------------------------------------------------------------------------------
        6,810,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 6.00%,
                   2/1/30                                             6,972,555
--------------------------------------------------------------------------------
        7,000,000  Cerritos Public Financing Auth.
                   Rev., Series 2002 B, 5.20%,
                   11/1/24                                            6,896,610
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (AMBAC)                                            1,649,116
--------------------------------------------------------------------------------
       13,500,000  Compton Redevelopment
                   Agency Tax Allocation COP,
                   Series 1995 A, 6.50%, 8/1/13
                   (FSA)                                             15,291,989
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,690,338
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,899,223
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (AMBAC)                                    2,618,660
--------------------------------------------------------------------------------
        2,400,000  Covina-Valley Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                2,580,288
--------------------------------------------------------------------------------
        2,500,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)                                      2,656,875
--------------------------------------------------------------------------------
        1,580,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/19
                   (FGIC)                                             1,734,034
--------------------------------------------------------------------------------
        2,620,000  Escondido Unified School
                   District COP, 4.75%, 7/1/19
                   (MBIA)                                             2,777,829
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 2,675,000  Fairfield-Suisun Sewer District
                   Rev., Series 2001 A, 5.25%,
                   5/1/15 (FGIC)                                   $  2,935,973
--------------------------------------------------------------------------------
        3,100,000  Foothill-De Anza Community
                   College District COP, 6.25%,
                   9/1/13 (Connie Lee)                                3,239,097
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A1, 6.25%, 9/1/14
                   (AMBAC)                                            2,417,499
--------------------------------------------------------------------------------
        4,830,000  Glendale Unified School
                   District COP, Series 1994 A,
                   6.50%, 3/1/12 (AMBAC)                              5,171,964
--------------------------------------------------------------------------------
        1,965,000  Glendale Unified School
                   District GO, Series 2001 D,
                   5.375%, 9/1/20 (MBIA)                              2,126,562
--------------------------------------------------------------------------------
       14,225,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2003 A1, 6.75%,
                   6/1/39                                            14,042,777
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     9,954,104
--------------------------------------------------------------------------------
        2,815,000  John Swett Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                3,010,220
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(2)                            2,395,056
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(2)                                          1,660,716
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(2)                                          3,791,680
--------------------------------------------------------------------------------
          635,000  Lakewood Redevelopment
                   Agency Tax Allocation, Series
                   1992 A, (Project No. 1), 6.50%,
                   9/1/17 (FSA)                                         651,161
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/25 (FSA)                                       1,537,453
--------------------------------------------------------------------------------
        1,055,000  Little Lake City School District
                   GO, Series 2002 B, 5.375%,
                   7/1/27 (FSA)                                       1,119,840
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/21                          1,679,408
--------------------------------------------------------------------------------
        2,500,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.375%, 11/1/27                         2,584,700
--------------------------------------------------------------------------------
        1,305,000  Los Altos Association of Bay
                   Area Governments COP, 5.90%,
                   5/1/27                                             1,348,013
--------------------------------------------------------------------------------
        3,285,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (AMBAC)                              3,504,504
--------------------------------------------------------------------------------
          400,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 C,
                   7.00%, 1/1/14 (AMBAC)                                418,696
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   28

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,500,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation, Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/14
                   (FSA)                                           $  3,704,715
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation, Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/15
                   (FSA)                                              4,239,560
--------------------------------------------------------------------------------
        2,500,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2003 A, (Proposition A),
                   5.00%, 7/1/18 (FSA)(4)                             2,676,000
--------------------------------------------------------------------------------
        1,000,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA2, (Power Systems),
                   5.375%, 7/1/18 (MBIA)                              1,091,100
--------------------------------------------------------------------------------
        1,065,000  Los Angeles GO, Series 2001 A,
                   5.00%, 9/1/17 (MBIA)                               1,134,438
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,504,640
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (AMBAC)                        2,196,371
--------------------------------------------------------------------------------
        5,150,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                             5,668,502
--------------------------------------------------------------------------------
       10,745,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                           13,379,244
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/25 (FSA)                       1,226,507
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,848,770
--------------------------------------------------------------------------------
        2,500,000  Northern California Power
                   Agency Transmission Rev.,
                   5.50%, 4/29/24 (MBIA)                              2,566,075
--------------------------------------------------------------------------------
        1,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.50%,
                   10/1/14 (AMBAC)                                    1,162,750
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (AMBAC)                                     7,058,089
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (AMBAC)                              1,839,029
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,582,825
--------------------------------------------------------------------------------
        2,950,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             3,497,963
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water Systems),
                   5.50%, 5/1/29 (MBIA)                            $  2,817,550
--------------------------------------------------------------------------------
        4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/19                        4,781,672
--------------------------------------------------------------------------------
        5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/26                        5,308,050
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (AMBAC)                                    1,233,542
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                      1,290,010
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,189,440
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (AMBAC)                           1,209,734
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                587,451
--------------------------------------------------------------------------------
        1,000,000  Redwood City Elementary
                   School District GO, 5.00%,
                   8/1/16 (FGIC)                                      1,110,220
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. COP, Series 1993 A,
                   5.40%, 11/1/20 (AMBAC)                             1,699,725
--------------------------------------------------------------------------------
        1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/20                          1,091,350
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/24                          2,090,491
--------------------------------------------------------------------------------
        2,400,000  Sacramento Cogeneration Auth.
                   Rev., (Procter & Gamble),
                   6.375%, 7/1/10, Prerefunded
                   at 102% of Par(2)                                  2,741,352
--------------------------------------------------------------------------------
       12,500,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                           13,641,124
--------------------------------------------------------------------------------
        2,500,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/15
                   (MBIA)                                             2,751,675
--------------------------------------------------------------------------------
        3,555,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 P, 5.25%, 8/15/20 (FSA)                       3,801,539
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects), 6.00%,
                   7/1/22                                             5,246,800
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax GO,
                   Series 1997 A, 6.00%, 9/1/16
                   (FSA)                                              1,214,770
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          29

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at 102%
                   of Par (MBIA)(2)                                $  1,600,779
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP, 5.625%,
                   9/1/12 (AMBAC)                                    12,042,160
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,862,117
--------------------------------------------------------------------------------
        3,500,000  San Diego County Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1991 A,
                   6.93%, 4/1/04(1)(2)                                3,457,790
--------------------------------------------------------------------------------
        3,355,000  San Diego Redevelopment
                   Agency Tax Allocation, (Centre
                   City Redevelopment), 5.25%,
                   9/1/19 (FSA)                                       3,632,157
--------------------------------------------------------------------------------
        2,600,000  San Diego Redevelopment
                   Agency Tax Allocation, (Centre
                   City Redevelopment), 5.25%,
                   9/1/20 (FSA)                                       2,795,442
--------------------------------------------------------------------------------
        2,465,000  San Diego Redevelopment
                   Agency Tax Allocation, Series
                   2003 B, (Centre City Subway
                   Parking), 5.25%, 9/1/26                            2,463,324
--------------------------------------------------------------------------------
        8,330,000  San Francisco City & County
                   Airport Commission
                   International Airport Rev.,
                   Issue 2, 6.75%, 5/1/20 (MBIA)                      8,580,067
--------------------------------------------------------------------------------
        1,000,000  San Francisco City & County
                   Redevelopment Hotel Tax Rev.,
                   6.75%, 7/1/04, Prerefunded at
                   102% of Par (FSA)(2)                               1,096,510
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A, (Tax
                   Increment Project Area 3),
                   6.75%, 10/1/30                                     2,934,453
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,446,182
--------------------------------------------------------------------------------
        3,975,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/16 (MBIA)                               5,015,695
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,847,520
--------------------------------------------------------------------------------
        1,000,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A, 5.25%,
                   6/1/18 (MBIA)                                      1,130,030
--------------------------------------------------------------------------------
        3,500,000  Santa Ana Financing Auth.
                   Lease Rev., 6.25%, 7/1/15
                   (MBIA)                                             4,320,785
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (AMBAC)                             3,670,102
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                    $  2,632,420
--------------------------------------------------------------------------------
        4,830,000  Santa Monica Community
                   College District COP, Series
                   1997 A, 5.90%, 2/1/27                              5,131,585
--------------------------------------------------------------------------------
        4,470,000  Sierra Unified School District
                   COP, 6.125%, 3/1/18                                4,626,495
--------------------------------------------------------------------------------
        2,415,000  Solano County COP, 5.25%,
                   11/1/22 (MBIA)                                     2,568,328
--------------------------------------------------------------------------------
        1,625,000  Solano County COP, 5.25%,
                   11/1/23 (MBIA)                                     1,718,990
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (AMBAC)                                            2,971,625
--------------------------------------------------------------------------------
        2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (AMBAC)                              2,997,843
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,218,680
--------------------------------------------------------------------------------
        1,425,000  Southern California Public
                   Power Auth. Rev., 7.00%,
                   7/1/09 (PNC Bank)                                  1,431,968
--------------------------------------------------------------------------------
        3,260,000  Southern California Public
                   Power Auth. Rev., 6.00%,
                   7/1/18 (PNC Bank)                                  3,265,216
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     9,178,423
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,714,683
--------------------------------------------------------------------------------
        3,000,000  Southern California Public
                   Power Auth. Rev., Series
                   1989 A, 7.15%, 7/1/04
                   (AMBAC)(1)                                         2,947,710
--------------------------------------------------------------------------------
        5,635,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern Transmission
                   Project), 5.25%, 7/1/16 (FSA)                      6,195,401
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,525,540
--------------------------------------------------------------------------------
        1,525,000  Stanton Redevelopment Agency
                   Tax Allocation, (Stanton
                   Community Development),
                   5.45%, 12/1/17 (AMBAC)                             1,601,204
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            3,001,877
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/17 (FSA)                                1,397,681
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/18 (FSA)                            $   1,470,657
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,264,820
--------------------------------------------------------------------------------
        1,400,000  Torrance Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1998 A, (Downtown
                   Redevelopment), 5.60%,
                   9/1/28                                             1,428,070
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      3,090,500
--------------------------------------------------------------------------------
        3,000,000  Vallejo City Unified School
                   District GO, Series 2002 A,
                   5.90%, 8/1/25 (MBIA)                               3,558,360
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (AMBAC)(2)                           1,744,621
--------------------------------------------------------------------------------
        3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(2)                                      3,640,972
--------------------------------------------------------------------------------
        2,185,000  West Kern County Water
                   District COP, 5.625%, 6/1/31                       2,236,937
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (AMBAC)                                     5,285,245
--------------------------------------------------------------------------------
                                                                    528,145,921
--------------------------------------------------------------------------------
PUERTO RICO -- 0.9%
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,477,560
--------------------------------------------------------------------------------
          500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 D,
                   (Government Facilities),
                   5.375%, 7/1/12                                       580,400
--------------------------------------------------------------------------------
                                                                      5,057,960
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $487,929,028)                                                 533,203,881
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 1.6%(5)

CALIFORNIA -- 1.6%
--------------------------------------------------------------------------------
        4,000,000  Northern California
                   Transmission Rev., Inverse
                   Floater, 9.01%, 4/29/24
                   (MBIA)                                             4,211,400
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 10.07%, 4/22/09
                   (FGIC)                                             1,296,100
--------------------------------------------------------------------------------
      $ 3,000,000  Southern California Public
                   Power Auth. Rev., Yield Curve
                   Notes, Inverse Floater, 9.27%,
                   7/01/17 (FGIC)                                  $  3,203,160
--------------------------------------------------------------------------------
TOTAL MUNICIPAL DERIVATIVES
(Cost $8,019,691)                                                     8,710,660
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.2%

CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Orange County Sanitation
                   Districts COP, Series 2000 B,
                   VRDN, 1.10%, 3/3/03 (LOC:
                   Dexia Public Finance Bank SA)                      1,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $496,948,719)                                                $542,914,541
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VA = Veteran's Administration

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(4)  When-issued security.

(5)  Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated and used in calculating the weighted average portfolio maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          31

Statement of Assets and Liabilities

FEBRUARY 28, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                   CALIFORNIA          CALIFORNIA      CALIFORNIA         CALIFORNIA
                                                    TAX-FREE          LIMITED-TERM    INTERMEDIATE-       LONG-TERM
                                                  MONEY MARKET          TAX-FREE      TERM TAX-FREE        TAX-FREE
------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
Investment securities, at value and
amortized cost and value for California
Tax-Free Money Market (cost for remaining
funds of $236,377,088, $454,159,684 and
$496,948,719, respectively)                       $677,117,431        $245,237,267    $487,100,692       $542,914,541
------------------------------------------
Receivable for investments sold                             --           4,000,000       5,018,600          4,886,166
------------------------------------------
Receivable for capital shares sold                          --             224,154         156,241             34,340
------------------------------------------
Interest receivable                                  1,240,828           2,287,255       6,280,774          6,910,466
------------------------------------------
Prepaid portfolio insurance                             68,064                  --              --                 --
------------------------------------------------------------------------------------------------------------------------
                                                   678,426,323         251,748,676     498,556,307        554,745,513
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                  7,179,192           1,311,646       1,902,448            494,640
------------------------------------------
Payable for investments purchased                           --          15,320,930      18,352,468         11,863,919
------------------------------------------
Accrued management fees                                253,209              88,646         181,947            205,510
------------------------------------------
Dividends payable                                       30,275              79,354         257,474            495,622
------------------------------------------------------------------------------------------------------------------------
                                                     7,462,676          16,800,576      20,694,337         13,059,691
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $670,963,647        $234,948,100    $477,861,970       $541,685,822
========================================================================================================================

CAPITAL SHARES
------------------------------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                              670,943,707          21,655,584      41,244,656         45,875,194
========================================================================================================================

NET ASSET VALUE PER SHARE                                $1.00              $10.85          $11.59             $11.81
========================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
Capital paid in                                   $670,943,707        $225,989,587    $444,781,793       $496,951,750
------------------------------------------
Undistributed net investment income                    415,295                  --              --                 --
------------------------------------------
Accumulated undistributed net realized
gain (loss) on investment transactions                (395,355)             98,334         139,169         (1,231,750)
------------------------------------------
Net unrealized
appreciation
on investments                                              --           8,860,179      32,941,008         45,965,822
------------------------------------------------------------------------------------------------------------------------
                                                  $670,963,647        $234,948,100    $477,861,970       $541,685,822
========================================================================================================================

See Notes to Financial Statements.

-----

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                   CALIFORNIA          CALIFORNIA      CALIFORNIA         CALIFORNIA
                                                    TAX-FREE          LIMITED-TERM    INTERMEDIATE-       LONG-TERM
                                                  MONEY MARKET          TAX-FREE      TERM TAX-FREE        TAX-FREE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
INCOME:
------------------------------------------
Interest                                           $4,774,434          $3,670,831      $10,383,156        $13,584,498
------------------------------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------------
Management fees                                     1,664,316             551,030        1,184,072          1,357,649
------------------------------------------
Trustees' fees and expenses                            12,321               5,416           12,073             14,815
------------------------------------------
Portfolio insurance                                    39,017                  --               --                 --
------------------------------------------------------------------------------------------------------------------------
                                                    1,715,654             556,446        1,196,145          1,372,464
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                               3,058,780           3,114,385        9,187,011         12,212,034
------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                                19,938             242,113          772,710          2,107,224
------------------------------------------
Change in net unrealized
appreciation on investments                               --              695,900        2,610,389            499,124
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                       19,938             938,013        3,383,099          2,606,348
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $3,078,718          $4,052,398      $12,570,110        $14,818,382
========================================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          33

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
                                                        CALIFORNIA TAX-FREE                 CALIFORNIA LIMITED-TERM
                                                            MONEY MARKET                           TAX-FREE
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2003                2002            2003               2002
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                              $3,058,780          $6,736,534     $3,114,385         $5,845,670
------------------------------------------
Net realized gain                                      19,938               7,883        242,113            341,467
------------------------------------------
Change in net unrealized appreciation                      --                  --        695,900          2,627,108
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           3,078,718           6,744,417      4,052,398          8,814,245
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
From net investment income                         (2,919,287)         (6,736,534)    (3,114,385)        (5,845,670)
------------------------------------------
From net realized gains                                    --                  --       (405,727)          (459,423)
------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions          (2,919,287)         (6,736,534)    (3,520,112)        (6,305,093)
------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                         215,622,241         432,980,678     62,736,164         96,716,058
------------------------------------------
Issued in connection with acquisition             174,309,752                 --              --                 --
------------------------------------------
Proceeds from reinvestment
of distributions                                    2,433,523           5,051,170      2,644,722          4,744,677
------------------------------------------
Payments for shares redeemed                     (249,749,562)       (461,573,487)   (36,031,134)       (62,832,787)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   142,615,954         (23,541,639)    29,349,752         38,627,948
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             142,775,385         (23,533,756)    29,882,038         41,137,100

NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Beginning of period                               528,188,262         551,722,018    205,066,062        163,928,962
------------------------------------------------------------------------------------------------------------------------
End of period                                    $670,963,647        $528,188,262   $234,948,100       $205,066,062
========================================================================================================================

Undistributed net investment income                  $415,295            $275,802             --                 --
========================================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
------------------------------------------------------------------------------------------------------------------------
Sold                                              215,622,241         432,980,678      5,800,880          9,088,959
------------------------------------------
Issued in connection with acquisition             174,309,752                 --              --                 --
------------------------------------------
Issued in reinvestment of distributions             2,433,523           5,051,170        244,908            446,086
------------------------------------------
Redeemed                                         (249,749,562)       (461,573,487)    (3,341,820)        (5,923,690)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                           142,615,954         (23,541,639)     2,703,968          3,611,355
========================================================================================================================

See Notes to Financial Statements.

-----

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
                                                    CALIFORNIA INTERMEDIATE-TERM             CALIFORNIA LONG-TERM
                                                              TAX-FREE                            TAX-FREE
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2003                2002         2003               2002
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                              $9,187,011        $18,738,497    $12,212,034       $14,708,126
------------------------------------------
Net realized gain                                     772,710          2,152,760      2,107,224           294,782
------------------------------------------
Change in net unrealized appreciation               2,610,389          4,119,745        499,124           985,657
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                          12,570,110         25,011,002     14,818,382        15,988,565
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
From net investment income                         (9,187,011)       (18,749,892)   (12,212,034)      (14,708,126)
------------------------------------------
From net realized gains                            (1,711,879)        (2,896,393)            --                --
------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions         (10,898,890)       (21,646,285)   (12,212,034)      (14,708,126)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                          37,059,970         71,184,335     27,315,198        62,989,133
------------------------------------------
Issued in connection with acquisition                      --                 --    227,891,347               --
------------------------------------------
Proceeds from reinvestment
of distributions                                    8,179,151         16,021,640      8,305,312         9,907,648
------------------------------------------
Payments for shares redeemed                      (46,542,335)       (63,051,543)   (51,582,731)      (78,116,596)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    (1,303,214)        24,154,432    211,929,126        (5,219,815)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 368,006         27,519,149    214,535,474        (3,939,376)

NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Beginning of period                               477,493,964        449,974,815    327,150,348       331,089,724
------------------------------------------------------------------------------------------------------------------------
End of period                                    $477,861,970       $477,493,964   $541,685,822      $327,150,348
========================================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
------------------------------------------------------------------------------------------------------------------------
Sold                                                3,213,558          6,299,096      2,335,440         5,453,926
------------------------------------------
Issued in connection with acquisition                      --                 --     19,398,549                --
------------------------------------------
Issued in reinvestment of distributions               709,329          1,417,365        706,826           859,579
------------------------------------------
Redeemed                                           (4,037,034)        (5,577,878)    (4,407,157)       (6,778,586)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (114,147)         2,138,583     18,033,658          (465,081)
========================================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          35

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California
Long-Term Tax-Free Fund (Long-Term) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The funds invest primarily in municipal obligations with maturities based on each fund's investment objective. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of
California than a fund with a broader geographical diversification. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Intermediate-Term, and Long-Term are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Limited-Term, Intermediate-Term, and Long-Term.
The rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 28, 2003, the effective annual management fee was 0.49% for
Tax-Free Money Market and 0.50% for Limited-Term, Intermediate-Term, and
Long-Term.

                                                                     (continued)

-----

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Limited-Term, Intermediate-Term, and Long-Term have a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended February 28, 2003, were as follows:

--------------------------------------------------------------------------------
                                                 INTERMEDIATE-
                              LIMITED-TERM           TERM             LONG-TERM
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Municipal Obligations          $50,763,724        $63,936,592        $71,189,134
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Municipal Obligations          $16,772,605        $56,482,216        $77,474,395
--------------------------------------------------------------------------------

Tax-Free Money Market is excluded from the above chart because this fund's investments are considered short-term.

4. BANK LINE OF CREDIT

Limited-Term, Intermediate-Term, and Long-Term, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $650,000,000 effective December 17, 2002.
Limited-Term, Intermediate-Term, and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Limited-Term,
Intermediate-Term, and Long-Term did not borrow from the line during the six months ended February 28, 2003.

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of February 28, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                        TAX-FREE                    INTERMEDIATE-
                      MONEY MARKET   LIMITED-TERM       TERM          LONG-TERM
--------------------------------------------------------------------------------
Federal tax cost
of investments        $677,117,431   $236,377,088   $454,159,684    $496,948,719
================================================================================
Gross tax appreciation
of investments                  --     $8,886,779    $32,976,708     $46,021,120
-----------------
Gross tax depreciation
of investments                  --        (26,600)       (35,700)        (55,298)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                  --     $8,860,179    $32,941,008     $45,965,822
================================================================================

                                                                    (continued)

                                                                          -----
                                                                          37

Notes to Financial Statements

FEBRUARY 28, 2003 (UNAUDITED)

5. FEDERAL TAX INFORMATION (CONTINUED)

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of August 31, 2002:

--------------------------------------------------------------------------------
                        TAX-FREE                    INTERMEDIATE-
                      MONEY MARKET   LIMITED-TERM       TERM          LONG-TERM
--------------------------------------------------------------------------------
Accumulated
capital losses        $(264,023)         --              --         $(2,833,008)
--------------------------------------------------------------------------------
Capital loss
deferral                 --              --              --          $(203,567)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryover for Tax-Free Money Market expires in 2004 through 2008. The capital loss carryover for Long-Term expires in 2008 through 2009.

The capital loss deferral represents net capital losses incurred in the ten-month period ended August 31, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

6. REORGANIZATION PLAN

On September 3, 2002, Tax-Free Money Market acquired all of the net assets of
California Municipal Money Market Fund (Municipal Money Market) pursuant to a plan of reorganization approved by the shareholders of Municipal Money Market on
August 2, 2002. Tax-Free Money Market is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 174,309,752 shares of
Tax-Free Money Market for 174,309,752 shares of Municipal Money Market, outstanding on September 3, 2002. The net assets of Tax-Free Money Market and
Municipal Money Market immediately before the acquisition were $528,188,262 and
$174,309,752, respectively. Immediately after the acquisition, the combined net assets were $702,498,014.

Tax-Free Money Market acquired capital loss carryovers for federal income tax purposes of $151,270. These acquired capital loss carryovers are subject to limitations on their use under the Internal Revenue Code, as amended.

On September 3, 2002, the net assets of California Insured Tax-Free Fund
(Insured), a fund also issued by the trust, were acquired by Long-Term. The acquisition was pursuant to a plan of reorganization approved by the shareholders of Insured on August 2, 2002. Long-Term is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 19,398,549 shares of
Long-Term for 21,242,586 shares of Insured, outstanding on September 3, 2002.
The net assets of Insured and Long-Term immediately before the acquisition were
$227,891,347 and $327,150,348, respectively. Insured's unrealized appreciation of $18,339,518 was combined with that of Long-Term. Immediately after the acquisition, the combined net assets were $555,041,695.

Long-Term acquired capital loss carryovers for federal income tax purposes of
$305,795. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

-----

California Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000         1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $1.00         $1.00          $1.00          $1.00        $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------
  Net Investment Income                 --(2)         0.01           0.03           0.03         0.03           0.03
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income                     --(2)        (0.01)         (0.03)         (0.03)       (0.03)         (0.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00         $1.00          $1.00          $1.00        $1.00          $1.00
========================================================================================================================
  TOTAL RETURN(3)                       0.43%         1.24%          2.86%          3.11%        2.62%          3.12%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(4)         0.51%          0.50%          0.49%       0.50%          0.50%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                0.90%(4)         1.24%          2.84%          3.07%       2.59%          3.07%
-------------------------------
Net Assets, End of Period
(in thousands)                      $670,964       $528,188       $551,722       $640,476    $558,175       $455,994
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended February 28, 2003 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          39

California Limited-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000         1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.82         $10.69         $10.40         $10.27      $10.43         $10.30
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income                0.15           0.35           0.42           0.41        0.39           0.42
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.05           0.16           0.29           0.13       (0.16)          0.13
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.20           0.51           0.71           0.54        0.23           0.55
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income                   (0.15)         (0.35)         (0.42)         (0.41)      (0.39)         (0.42)
-------------------------------
  From Net Realized Gains             (0.02)         (0.03)            --             --          --             --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.17)         (0.38)         (0.42)         (0.41)      (0.39)         (0.42)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.85         $10.82         $10.69         $10.40      $10.27         $10.43
========================================================================================================================
  TOTAL RETURN(2)                      1.89%          4.91%          6.94%          5.44%       2.26%          5.40%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(3)         0.51%          0.51%          0.51%      0.51%          0.52%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                2.84%(3)         3.30%          3.97%          4.05%      3.78%          4.02%
-------------------------------
Portfolio Turnover Rate                   9%            50%            63%            97%        57%            44%
-------------------------------
Net Assets, End of Period
(in thousands)                      $234,948       $205,066       $163,929       $142,205   $141,549       $130,137
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended February 28, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

-----

California Intermediate-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001          2000         1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $11.55         $11.47         $11.08         $10.85       $11.37         $11.27
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------
  Net Investment Income                0.22           0.47           0.50           0.50         0.49           0.52
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.08           0.15           0.39           0.23        (0.41)          0.25
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.30           0.62           0.89           0.73         0.08           0.77
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income          (0.22)         (0.47)         (0.50)         (0.50)       (0.49)         (0.52)
-------------------------------
  From Net Realized Gains             (0.04)         (0.07)           --             --         (0.11)         (0.15)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.26)         (0.54)         (0.50)         (0.50)       (0.60)         (0.67)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $11.59         $11.55         $11.47         $11.08       $10.85         $11.37
========================================================================================================================
  TOTAL RETURN(2)                      2.67%          5.63%          8.22%          6.95%        0.74%          7.00%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(3)         0.51%          0.51%          0.51%       0.51%          0.51%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                3.89%(3)         4.13%          4.45%          4.64%       4.41%          4.60%
-------------------------------
Portfolio Turnover Rate                  12%            41%            94%            73%         54%            28%
-------------------------------
Net Assets, End of Period
(in thousands)                      $477,862       $477,494       $449,975       $444,571    $459,859       $460,604
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended February 28, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          41

California Long-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001          2000       1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $11.75         $11.70         $11.11         $10.86     $11.72         $11.48
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------
  Net Investment Income                0.26           0.53           0.55           0.56       0.57           0.59
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.06           0.05           0.59           0.25      (0.76)          0.44
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.32           0.58           1.14           0.81      (0.19)          1.03
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.26)         (0.53)         (0.55)         (0.56)     (0.57)         (0.59)
-------------------------------
  From Net Realized Gains               --             --             --             --       (0.10)         (0.20)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.26)         (0.53)         (0.55)         (0.56)     (0.67)         (0.79)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $11.81         $11.75         $11.70         $11.11     $10.86         $11.72
========================================================================================================================
  TOTAL RETURN(2)                      2.79%          5.14%         10.55%          7.79%     (1.85)%         9.25%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.51%(3)         0.51%          0.51%          0.51%      0.51%          0.51%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                4.49%(3)         4.58%          4.87%          5.24%      4.94%          5.07%
-------------------------------
Portfolio Turnover Rate                  14%            43%            31%            24%        52%            36%
-------------------------------
Net Assets, End of Period
(in thousands)                      $541,686       $327,150       $331,090       $303,480   $332,627       $325,194
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended February 28, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

-----

Background Information

INVESTMENT TEAM LEADERS
----------------------------------------
PORTFOLIO MANAGERS
----------------------------------------
    Todd Pardula
----------------------------------------
    Ken Salinger
----------------------------------------
    Robert Miller
----------------------------------------
    Dave MacEwen
----------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
----------------------------------------
    David Moore
----------------------------------------
MUNICIPAL CREDIT ANALYSTS
----------------------------------------
    Bill McClintock
----------------------------------------
    Tim Benham
----------------------------------------
    Brad Bode
----------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

CALIFORNIA TAX-FREE MONEY MARKET seeks to provide interest income exempt from both federal and California state income taxes by investing in short-term municipal securities.

An investment  in California Tax-Free Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CALIFORNIA LIMITED-TERM TAX-FREE seeks safety of principal and high current income exempt from both federal and California state income taxes. The fund invests in quality municipal debt securities and maintains a weighted average maturity of five years or less.

CALIFORNIA INTERMEDIATE-TERM TAX-FREE seeks safety of principal and high current income exempt from both federal and California state income taxes. The fund invests in quality municipal debt securities and maintains a weighted average maturity of 5-10 years.

CALIFORNIA LONG-TERM TAX-FREE seeks safety of principal and high current income exempt from federal and California state income taxes. The fund invests in quality municipal debt securities and maintains a weighted average maturity of
10 years or more.

COMPARATIVE INDICES

The following indices are used in the report for fund performance comparisons.
They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of  more than 4,000 municipal bonds with maturities of 2-4 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is 3 years.

                                                                    (continued)

                                                                          -----
                                                                          43

Background Information

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of more than 5,000 municipal bonds with maturities of 4-6 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is approximately 5 years.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed  of over 4,000 municipal bonds with maturities greater than 22 years. The average credit rating of the securities  in the index is AA1/AA2. The index's average maturity is approximately 27 years.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. With the exception of money market funds, rankings are not included for periods less than one year.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS (California Tax-Free Money Market) --
funds that  invest in high-quality California municipal obligations with dollar-weighted average maturities of less than 90 days.

CALIFORNIA SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS (California Limited-Term
Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of 1-5 years.

CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS (California Intermediate-Term
Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of 5-10 years.

CALIFORNIA MUNICIPAL DEBT FUNDS (California Long-Term Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

FOR MONEY MARKET SECURITIES:

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

A-1+: extremely strong ability to meet financial obligations.

A-1: strong ability to meet financial obligations.

A-2: satisfactory ability to meet financial obligations.

                                                                    (continued)

-----

Background Information

FOR MUNICIPAL BONDS:

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. Here are the most common credit ratings and their definitions:

AAA -- extremely strong ability to meet financial obligations.

AA -- very strong ability to meet financial obligations.

A -- strong ability to meet financial obligations.

BBB -- good ability to meet financial obligations.

BB -- less vulnerable to default than other lower-quality issues, but do  not quite meet investment-grade standards.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

                                                                          -----
                                                                          45

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's Financial Highlights.

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/ LEASES --securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.

MUNICIPAL COMMERCIAL PAPER (CP) -- high-grade short-term securities backed by a line of credit from a bank.

MUNICIPAL NOTES -- securities with maturities of two years or less.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by  the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

PUT BONDS -- long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

VARIABLE-RATE DEMAND NOTES (VRDNS) -- securities that track market interest rates and stabilize their market values using periodic (daily or weekly)
interest rate adjustments.

                                                                    (continued)

-----

Glossary

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

YIELD (TAX-EQUIVALENT) -- the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

                                                                    (continued)

                                                                          -----
                                                                          47

Glossary

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----

Notes

                                                                          -----
                                                                          49

Notes

-----

[inside back cover]

-------------------------------------------------------------------------------
                            AMERICAN CENTURY FUNDS
-------------------------------------------------------------------------------
                                  STOCK FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   VALUE
-------------------------------------------------------------------------------
   Value(+)
   Equity Income
   Large Company Value(+)
   Capital Value
   Income & Growth

   BLEND
-------------------------------------------------------------------------------
   Equity Growth
   Equity Index

   SPECIALTY
-------------------------------------------------------------------------------
   Real Estate
   Utilities

AGGRESSIVE RISK

   GROWTH
-------------------------------------------------------------------------------
   Select(+)
   Ultra(reg.sm)
   Growth
   Heritage
   Vista
   Veedot(reg.sm)
   New Opportunities
   New Opportunities II(+)
   Giftrust(reg.sm)

   VALUE
-------------------------------------------------------------------------------
   Small Cap Value**

   BLEND
-------------------------------------------------------------------------------
   Small Company

   INTERNATIONAL
-------------------------------------------------------------------------------
   International Growth(+)
   Global Growth
   Emerging Markets
   International Discovery**
   International Opportunities

   SPECIALTY
-------------------------------------------------------------------------------
   Technology
   Life Sciences
   Global Natural Resources**
   Global Gold
-------------------------------------------------------------------------------
                           ASSET ALLOCATION/BALANCED FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   Balanced
   Strategic Allocation: Conservative
   Strategic Allocation: Moderate
   Strategic Allocation: Aggressive
-------------------------------------------------------------------------------
                                      BOND FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Short-Term Government
   Ginnie Mae
   Target 2005*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Government Bond
   Diversified Bond(+)
   Inflation-Adjusted Bond
   Target 2010*
   Target 2015*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Long-Term Tax-Free
   CA Intermediate-Term Tax-Free
   Tax-Free Bond
   AZ Municipal Bond
   FL Municipal Bond

AGGRESSIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   High-Yield(+)
   International Bond
   Target 2020*
   Target 2025*
   Target 2030*

   TAX-FREE
-------------------------------------------------------------------------------
   CA High-Yield Municipal(+)
   High-Yield Municipal(+)
-------------------------------------------------------------------------------
                                 MONEY MARKET FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Capital Preservation
   Government Agency Money Market
   Prime Money Market
   Premium Money Market

   TAX-FREE
-------------------------------------------------------------------------------
   FL Municipal Money Market
   CA Tax-Free Money Market
   Tax-Free Money Market
-------------------------------------------------------------------------------

The investment objective may be based on the fund's objective, as stated in its prospectus, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs. For a definition of fund classifications, see the Glossary.

*   While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
    December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**  These funds are closed to new investors.

(+) As of January 30, 2003, this fund is closed to new direct investors.
    Investors who established accounts prior to the closing date may continue to invest in their accounts. New investors may purchase shares in this fund only through a financial intermediary.

Please call 1-800-345-2021 for a prospectus, which contains important information including charges and expenses. You should read the prospectus carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

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0304                                  American Century Investment Services, Inc.
SH-SAN-33755N                      (c)2003 American Century Services Corporation